American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
November 30, 2022

Avantis Emerging Markets Equity Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Brazil — 6.0%
3R Petroleum Oleo E Gas SA(1)	18,200	129,240
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,800	777
AES Brasil Energia SA	3,740	7,488
Aliansce Sonae Shopping Centers SA	14,800	51,393
Alpargatas SA, Preference Shares	11,700	38,035
Ambev SA, ADR	88,378	269,553
Americanas SA	19,717	39,515
Anima Holding SA(1)	600	511
Atacadao SA	21,000	64,708
Auren Energia SA	17,602	47,046
Azul SA, ADR(1)(2)	1,804	12,971
B3 SA - Brasil Bolsa Balcao	95,000	233,594
Banco ABC Brasil SA, Preference Shares	17,800	67,367
Banco BMG SA, Preference Shares	4,900	2,115
Banco Bradesco SA	43,559	112,982
Banco Bradesco SA, ADR(1)	147,037	436,700
Banco BTG Pactual SA	34,700	167,838
Banco do Brasil SA	34,260	233,908
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,000	36,467
Banco Mercantil do Brasil SA, Preference Shares	800	1,551
Banco Pan SA, Preference Shares	11,300	15,613
Banco Santander Brasil SA, ADR	12,690	67,638
BB Seguridade Participacoes SA	19,100	114,614
Bemobi Mobile Tech SA	5,500	15,474
Boa Vista Servicos SA	11,700	10,980
BR Malls Participacoes SA	81,700	137,601
BR Properties SA	26,200	30,444
BrasilAgro - Co. Brasileira de Propriedades Agricolas	6,400	33,299
Braskem SA, Class A, ADR	3,958	43,419
BRF SA, ADR(1)(2)	30,252	55,059
C&A MODAS SA(1)	4,900	2,257
Camil Alimentos SA	13,900	24,455
CCR SA	101,500	230,017
Centrais Eletricas Brasileiras SA, ADR(2)	12,652	113,362
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	68,817
Cia Brasileira de Distribuicao, ADR(2)	14,446	56,339
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,823	32,606
Cia de Saneamento de Minas Gerais-COPASA	14,600	44,396
Cia de Saneamento do Parana	7,500	26,839
Cia de Saneamento do Parana, Preference Shares	71,900	51,957
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	15,600	69,142
Cia Energetica de Minas Gerais, ADR	38,192	83,641
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	3,800	41,446
Cia Paranaense de Energia	23,700	33,796
Cia Paranaense de Energia, ADR	17,663	133,532
Cia Paranaense de Energia, Preference Shares	137,300	212,193
Cia Siderurgica Nacional SA, ADR	47,207	144,453
Cielo SA	112,100	103,041

Clear Sale SA(1)	7,300	7,962
Cogna Educacao(1)	5,800	2,481
Construtora Tenda SA(1)	4,800	4,153
Cosan SA	29,244	101,099
CPFL Energia SA	7,800	51,676
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,080
Cury Construtora e Incorporadora SA	25,400	53,841
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,500	76,098
Dexco SA	19,580	31,392
Dexxos Participacoes SA	3,600	4,863
Direcional Engenharia SA	2,300	6,560
Dommo Energia SA(1)	1,400	505
EcoRodovias Infraestrutura e Logistica SA(1)	41,300	34,779
EDP - Energias do Brasil SA	8,700	35,676
Embraer SA, ADR(1)	22,538	239,354
Enauta Participacoes SA	14,600	37,616
Energisa SA	12,000	99,689
Eneva SA(1)	42,000	100,198
Engie Brasil Energia SA	6,000	45,613
Equatorial Energia SA	36,900	195,616
Eternit SA	9,288	17,845
Eucatex SA Industria e Comercio, Preference Shares	3,000	4,243
Even Construtora e Incorporadora SA	7,000	7,149
Ez Tec Empreendimentos e Participacoes SA	11,900	34,696
Fleury SA	8,500	29,090
Fleury SA - Receipts(1)	1,890	6,742
Fras-Le SA	1,000	2,116
Gafisa SA(1)	1,194	1,404
Gerdau SA, ADR	78,116	476,508
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR	766	1,310
Gol Linhas Aereas Inteligentes SA, ADR(2)	2,473	8,136
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	3,971
GPS Participacoes e Empreendimentos SA(1)	4,300	10,258
Grazziotin SA, Preference Shares, Preference Shares	200	1,154
Grendene SA	11,100	14,096
Grupo Mateus SA(1)	33,900	39,326
Guararapes Confeccoes SA	4,800	6,817
Hapvida Participacoes e Investimentos SA	31,628	31,388
Helbor Empreendimentos SA	720	326
Hidrovias do Brasil SA(1)	28,100	14,187
Hypera SA	10,000	85,309
Iguatemi SA	21,780	79,240
Iguatemi SA	13,000	6,363
Infracommerce CXAAS SA(1)	8,729	7,822
Instituto Hermes Pardini SA	1,400	6,162
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,000	6,159
Inter & Co., Inc.	1,492	3,636
Iochpe Maxion SA	20,200	51,499
Irani Papel e Embalagem SA	5,300	8,875
IRB Brasil Resseguros S/A(1)	130,414	18,597
Itau Unibanco Holding SA, ADR(1)	164,187	817,651
Jalles Machado SA	17,600	26,115
JBS SA	21,800	92,588
JHSF Participacoes SA	26,500	28,291
Kepler Weber SA	4,200	16,745

Klabin SA	57,000	215,726
Lavvi Empreendimentos Imobiliarios Ltda	5,200	5,181
Light SA	15,600	17,105
Localiza Rent a Car SA	29,515	340,859
Localiza Rent a Car SA - Receipts(1)	90	1,033
Locaweb Servicos de Internet SA(1)	22,300	36,226
LOG Commercial Properties e Participacoes SA	4,900	16,713
Log-in Logistica Intermodal SA(1)	5,558	32,581
Lojas Quero Quero S/A	15,600	13,828
Lojas Renner SA	23,570	104,284
LPS Brasil Consultoria de Imoveis SA	6,100	2,492
M Dias Branco SA	3,200	24,210
Magazine Luiza SA(1)	22,100	14,480
Mahle-Metal Leve SA	4,400	24,292
Marcopolo SA, Preference Shares	53,500	25,258
Marfrig Global Foods SA	39,200	66,475
Marisa Lojas SA(1)	12,448	3,526
Meliuz SA(1)	4,800	1,054
Metalurgica Gerdau SA, Preference Shares	37,100	97,444
Mills Estruturas e Servicos de Engenharia SA	31,349	62,706
Minerva SA	34,400	82,531
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	2,064
Movida Participacoes SA	24,200	41,131
MPM Corporeos SA(1)	2,100	522
MRV Engenharia e Participacoes SA	14,400	23,809
Multilaser Industrial SA	10,400	7,255
Multiplan Empreendimentos Imobiliarios SA	11,500	50,815
Natura & Co. Holding SA	10,478	23,402
Odontoprev SA	17,160	27,711
Paranapanema SA(1)	200	230
Petro Rio SA(1)	39,000	269,427
Petroleo Brasileiro SA, ADR	79,213	926,000
Petroleo Brasileiro SA, ADR, Preference Shares	98,082	1,005,341
Petroreconcavo SA	8,800	52,060
Porto Seguro SA	3,800	17,640
Portobello SA	4,200	6,531
Positivo Tecnologia SA	2,800	4,613
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	1,200	828
Qualicorp Consultoria e Corretora de Seguros SA	5,900	6,958
Raia Drogasil SA	23,700	104,859
Randon SA Implementos e Participacoes, Preference Shares	8,700	15,659
Rede D'Or Sao Luiz SA	3,800	22,810
Romi SA	2,035	5,494
Rumo SA	38,900	145,200
Santos Brasil Participacoes SA	45,400	66,228
Sao Carlos Empreendimentos e Participacoes SA	100	482
Sao Martinho SA	11,400	62,807
Sendas Distribuidora SA, ADR(2)	10,523	203,620
Ser Educacional SA(1)	2,100	2,181
SIMPAR SA	19,700	29,003
SLC Agricola SA	5,000	43,165
StoneCo Ltd., A Shares(1)	21,636	252,709
Sul America SA	24,973	108,278
Suzano SA, ADR	26,127	265,712
SYN prop e tech SA	7,800	6,764

Taurus Armas SA, Preference Shares	10,600	29,680
Tegma Gestao Logistica SA	400	1,559
Telefonica Brasil SA, ADR	8,442	61,711
TIM SA, ADR	12,723	158,529
TOTVS SA	7,000	41,263
Transmissora Alianca de Energia Eletrica SA	13,800	92,889
Trisul SA	300	213
Tupy SA	7,300	40,078
Ultrapar Participacoes SA, ADR	42,496	115,164
Unipar Carbocloro SA, Class B Preference Shares	6,660	125,080
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	34,100	50,926
Vale SA, ADR	134,981	2,227,187
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	600	1,042
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,400	6,063
Via S/A(1)	164,600	68,830
Vibra Energia SA	49,900	158,662
Vivara Participacoes SA	800	3,382
Vulcabras Azaleia SA	8,900	21,867
WEG SA	18,900	141,640
Wilson Sons Holdings Brasil SA	13,800	28,295
Wiz Solucoes e Corretagem de Seguros SA	4,600	7,091
XP, Inc., Class A(1)	1,166	20,417
YDUQS Participacoes SA	13,000	29,034
Zamp SA(1)	10,800	12,258
		15,478,426
Chile — 0.7%
Aguas Andinas SA, A Shares	212,600	49,204
Banco de Chile	837,675	79,230
Banco de Credito e Inversiones SA	1,882	50,943
Banco Santander Chile, ADR	5,061	79,002
Besalco SA	2,057	740
CAP SA	9,814	72,042
Cencosud SA	76,413	113,929
Cencosud Shopping SA	31,848	40,697
Cia Cervecerias Unidas SA, ADR	3,272	39,853
Cia Sud Americana de Vapores SA	569,019	46,413
Colbun SA	910,018	80,966
Embotelladora Andina SA, Class B Preference Shares	43,127	83,139
Empresa Nacional de Telecomunicaciones SA	16,665	49,035
Empresas CMPC SA	100,943	167,305
Empresas COPEC SA	17,036	119,040
Enel Chile SA	2,403,564	109,319
Engie Energia Chile SA(1)	14,725	7,513
Falabella SA	6,732	12,043
Grupo Security SA	30,991	5,787
Inversiones Aguas Metropolitanas SA	7,601	3,970
Itau CorpBanca Chile SA	21,331,050	42,619
Parque Arauco SA	65,383	69,274
Ripley Corp. SA	168,455	25,356
Salfacorp SA	2,048	584
Sociedad Quimica y Minera de Chile SA, ADR	3,544	351,423
SONDA SA	1,402	521
		1,699,947
China — 26.9%
360 DigiTech, Inc., ADR	17,138	268,895

361 Degrees International Ltd.(1)	85,000	37,186
3SBio, Inc.	140,000	148,514
AAC Technologies Holdings, Inc.(1)(2)	48,000	112,241
AAG Energy Holdings Ltd.(2)	154,000	28,128
Agile Group Holdings Ltd.(1)(2)	144,000	47,425
Agora, Inc., ADR(1)	4,604	14,457
Agricultural Bank of China Ltd., H Shares	1,126,000	376,394
Air China Ltd., H Shares(1)	28,000	22,537
Ajisen China Holdings Ltd.	4,000	328
AK Medical Holdings Ltd.(2)	58,000	57,878
Alibaba Group Holding Ltd., ADR(1)	43,199	3,782,504
Alibaba Pictures Group Ltd.(1)	330,000	18,305
A-Living Smart City Services Co. Ltd.(2)	26,750	31,419
Aluminum Corp. of China Ltd., H Shares	398,000	170,211
Angang Steel Co. Ltd., H Shares	4,000	1,152
Anhui Conch Cement Co. Ltd., H Shares	94,500	344,201
Anhui Expressway Co. Ltd., H Shares	80,000	61,032
ANTA Sports Products Ltd.	60,200	715,491
Antengene Corp. Ltd.(1)	12,500	6,416
Ascentage Pharma Group International(1)(2)	1,100	3,147
Asia Cement China Holdings Corp.	43,000	17,506
AsiaInfo Technologies Ltd.(2)	10,800	14,703
Autohome, Inc., ADR	8,724	260,848
BAIC Motor Corp. Ltd., H Shares	47,000	12,983
Baidu, Inc., ADR(1)	6,466	702,208
BAIOO Family Interactive Ltd.	74,000	4,095
Bairong, Inc.(1)(2)	18,500	20,199
Bank of China Ltd., H Shares	3,717,000	1,317,300
Bank of Chongqing Co. Ltd., H Shares	27,000	14,264
Bank of Communications Co. Ltd., H Shares	490,000	277,635
Baozun, Inc., ADR(1)	1,003	4,353
Baozun, Inc., Class A(1)	1,700	2,418
BBMG Corp., H Shares	5,000	638
BeiGene Ltd., ADR(1)	885	169,575
Beijing Capital International Airport Co. Ltd., H Shares(1)	128,000	83,041
Beijing Enterprises Holdings Ltd.	33,500	106,544
Beijing Enterprises Water Group Ltd.	342,000	91,333
Beijing Jingneng Clean Energy Co. Ltd., H Shares	96,000	21,256
Beijing North Star Co. Ltd., H Shares	4,000	472
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	42,000	54,571
Binjiang Service Group Co. Ltd.	10,500	24,683
BOC Aviation Ltd.	30,500	241,512
BOE Varitronix Ltd.(2)	61,000	112,598
Bosideng International Holdings Ltd.	420,000	209,271
Bright Scholar Education Holdings Ltd., ADR(1)	27	69
Burning Rock Biotech Ltd., ADR(1)(2)	365	916
BYD Co. Ltd., H Shares	29,500	751,064
BYD Electronic International Co. Ltd.	118,000	393,374
C&D International Investment Group Ltd.(2)	26,990	64,011
C&D Property Management Group Co. Ltd.(2)	19,000	10,566
Cabbeen Fashion Ltd.	11,000	1,695
Canaan, Inc., ADR(1)(2)	17,159	44,613
Cango, Inc., ADR(2)	5,200	6,708
CanSino Biologics, Inc., H Shares	3,200	41,110
Canvest Environmental Protection Group Co. Ltd.	108,000	60,914

Cathay Media And Education Group, Inc.	12,000	1,748
Central China Management Co. Ltd.(2)	18,000	1,213
Central China New Life Ltd.(1)	5,000	2,149
Central China Real Estate Ltd.(2)	18,000	711
CGN Mining Co. Ltd.(1)	430,000	46,358
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	14,700	11,255
Chaowei Power Holdings Ltd.	36,000	7,731
Cheetah Mobile, Inc., ADR(1)	61	115
China Aircraft Leasing Group Holdings Ltd.	1,000	548
China Automotive Systems, Inc.(1)	741	5,350
China BlueChemical Ltd., H Shares	284,000	66,032
China Bohai Bank Co. Ltd., H Shares(2)	215,000	31,230
China Cinda Asset Management Co. Ltd., H Shares	938,000	123,400
China CITIC Bank Corp. Ltd., H Shares	638,000	283,695
China Coal Energy Co. Ltd., H Shares	245,000	227,798
China Communications Services Corp. Ltd., H Shares	334,000	115,140
China Conch Environment Protection Holdings Ltd.(1)	5,500	2,389
China Conch Venture Holdings Ltd.	153,500	351,277
China Construction Bank Corp., H Shares	3,667,000	2,219,268
China Datang Corp. Renewable Power Co. Ltd., H Shares	284,000	82,263
China Dongxiang Group Co. Ltd.(1)	210,000	8,711
China East Education Holdings Ltd.(2)	97,000	56,819
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	5,252
China Education Group Holdings Ltd.	61,000	65,257
China Energy Development Holdings Ltd.(1)	48,000	744
China Everbright Bank Co. Ltd., H Shares	257,000	76,619
China Everbright Environment Group Ltd.	496,000	229,497
China Everbright Greentech Ltd.(2)	31,000	6,423
China Everbright Ltd.(2)	98,000	68,609
China Feihe Ltd.	324,000	264,969
China First Capital Group Ltd.(1)	5,600	60
China Foods Ltd.	32,000	10,409
China Galaxy Securities Co. Ltd., H Shares	308,000	153,411
China Gas Holdings Ltd.	219,600	281,049
China Glass Holdings Ltd.(2)	156,000	16,393
China Harmony Auto Holding Ltd.(2)	31,500	4,460
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	23,802
China Hongqiao Group Ltd.	315,500	298,168
China International Capital Corp. Ltd., H Shares	92,400	174,291
China Kepei Education Group Ltd.	26,000	7,435
China Lesso Group Holdings Ltd.	146,000	178,989
China Life Insurance Co. Ltd., Class H	199,580	305,947
China Lilang Ltd.	24,000	11,356
China Literature Ltd.(1)(2)	3,200	11,683
China Longyuan Power Group Corp. Ltd., H Shares	249,000	307,093
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,909
China Medical System Holdings Ltd.	175,000	256,312
China Meidong Auto Holdings Ltd.	46,000	87,554
China Mengniu Dairy Co. Ltd.(1)	224,000	1,007,479
China Merchants Bank Co. Ltd., H Shares	174,500	886,294
China Merchants Land Ltd.(1)	40,000	2,704
China Merchants Port Holdings Co. Ltd.	128,756	187,936
China Minsheng Banking Corp. Ltd., H Shares(2)	456,500	157,821
China Modern Dairy Holdings Ltd.(2)	418,000	52,309
China National Building Material Co. Ltd., H Shares	484,000	431,555

China New Higher Education Group Ltd.	143,000	46,365
China Nonferrous Mining Corp. Ltd.(2)	235,000	112,429
China Oil & Gas Group Ltd.(1)	40,000	1,444
China Oriental Group Co. Ltd.	26,000	4,670
China Pacific Insurance Group Co. Ltd., H Shares	134,600	306,554
China Petroleum & Chemical Corp., Class H	1,480,300	698,841
China Power International Development Ltd.	235,000	91,423
China Railway Group Ltd., H Shares	339,000	191,348
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	9,959
China Rare Earth Holdings Ltd.(1)	68,000	4,474
China Reinsurance Group Corp., H Shares	43,000	2,745
China Renaissance Holdings Ltd.(1)(2)	18,900	18,510
China Resources Beer Holdings Co. Ltd.	66,000	457,331
China Resources Cement Holdings Ltd.	334,000	181,300
China Resources Gas Group Ltd.	26,000	92,316
China Resources Land Ltd.	176,000	817,505
China Resources Medical Holdings Co. Ltd.	169,500	107,457
China Resources Mixc Lifestyle Services Ltd.	53,800	256,875
China Resources Pharmaceutical Group Ltd.	64,500	53,132
China Resources Power Holdings Co. Ltd.	208,000	387,737
China Risun Group Ltd.(2)	224,000	91,950
China Sanjiang Fine Chemicals Co. Ltd.	48,000	8,858
China SCE Group Holdings Ltd.	91,000	8,383
China Shengmu Organic Milk Ltd.(1)	55,000	2,335
China Shenhua Energy Co. Ltd., H Shares	149,500	463,368
China Shineway Pharmaceutical Group Ltd.	48,000	43,566
China Shuifa Singyes Energy Holdings Ltd.(2)	66,000	7,268
China South City Holdings Ltd.(1)(2)	148,000	10,883
China Southern Airlines Co. Ltd., H Shares(1)(2)	18,000	10,749
China Starch Holdings Ltd.	515,000	13,141
China Sunshine Paper Holdings Co. Ltd.	69,000	17,519
China Suntien Green Energy Corp. Ltd., H Shares(2)	162,000	67,558
China Taiping Insurance Holdings Co. Ltd.	174,600	178,703
China Tower Corp. Ltd., H Shares	4,190,000	453,159
China Traditional Chinese Medicine Holdings Co. Ltd.	314,000	157,434
China Travel International Investment Hong Kong Ltd.(1)	170,000	32,216
China Vanke Co. Ltd., H Shares	77,600	161,064
China Water Affairs Group Ltd.	98,000	79,866
China Xinhua Education Group Ltd.	17,000	1,898
China XLX Fertiliser Ltd.	112,000	59,522
China Yongda Automobiles Services Holdings Ltd.	118,000	73,987
China Youran Dairy Group Ltd.(1)	98,000	25,542
China Youzan Ltd.(1)	80,000	1,835
China Yuhua Education Corp. Ltd.(1)	328,000	47,753
China ZhengTong Auto Services Holdings Ltd.(1)	50,500	3,233
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	49,288
CIFI Ever Sunshine Services Group Ltd.(2)	58,000	34,066
CIFI Holdings Group Co. Ltd.(2)	282,880	43,753
CIMC Enric Holdings Ltd.	132,000	142,575
CITIC Ltd.	419,000	429,545
CITIC Securities Co. Ltd., H Shares	119,325	240,289
CMGE Technology Group Ltd.(1)	110,000	21,976
CMOC Group Ltd., H Shares	102,000	47,785
CNFinance Holdings Ltd., ADR(1)(2)	1,003	2,247
COFCO Joycome Foods Ltd.(1)	351,000	103,161

Concord New Energy Group Ltd.	1,230,000	109,280
Consun Pharmaceutical Group Ltd.	29,000	12,635
Coolpad Group Ltd.(1)	372,000	3,035
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)(2)	20,000	17,873
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	227,549	248,869
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,649
COSCO SHIPPING Ports Ltd.	231,929	176,097
Country Garden Holdings Co. Ltd.(2)	362,210	141,661
CPMC Holdings Ltd.	28,000	15,650
Crazy Sports Group Ltd.(1)	124,000	3,791
CSPC Pharmaceutical Group Ltd.	965,200	1,243,483
CSSC Hong Kong Shipping Co. Ltd.	248,000	37,417
Dali Foods Group Co. Ltd.	250,000	118,262
Daqo New Energy Corp., ADR(1)	11,058	629,311
Datang International Power Generation Co. Ltd., H Shares(1)(2)	6,000	997
Dexin China Holdings Co. Ltd.	5,000	595
Differ Group Auto Ltd.(1)(2)	306,000	65,787
Digital China Holdings Ltd.	116,000	53,184
Dongfeng Motor Group Co. Ltd., Class H	356,000	200,555
Dongyue Group Ltd.	194,000	217,207
Duiba Group Ltd.(1)(2)	16,000	1,354
Ebang International Holdings, Inc., Class A(1)(2)	333	1,637
Edvantage Group Holdings Ltd.	14,000	3,800
E-House China Enterprise Holdings Ltd.(1)(2)	48,000	4,240
ENN Energy Holdings Ltd.	27,200	385,453
Essex Bio-technology Ltd.	21,000	9,101
EVA Precision Industrial Holdings Ltd.(2)	114,000	17,573
Everest Medicines Ltd.(1)	3,500	5,228
Fanhua, Inc., ADR(2)	4,262	19,690
FIH Mobile Ltd.(1)(2)	284,000	30,877
FinVolution Group, ADR	29,961	139,918
First Tractor Co. Ltd., H Shares(2)	44,000	20,647
Flat Glass Group Co. Ltd., H Shares(2)	4,000	10,492
Fosun International Ltd.	194,000	148,307
Fountain SET Holdings Ltd.	6,000	627
FriendTimes, Inc.	28,000	3,573
Fu Shou Yuan International Group Ltd.	139,000	101,882
Fufeng Group Ltd.	295,000	187,940
Fuyao Glass Industry Group Co. Ltd., H Shares	31,200	138,344
Ganfeng Lithium Group Co. Ltd., H Shares(2)	6,680	59,111
Ganglong China Property Group Ltd.(1)(2)	25,000	2,314
GCL New Energy Holdings Ltd.(1)	55,224	8,201
GCL-Poly Energy Holdings Ltd.(1)(2)	555,000	177,047
GDS Holdings Ltd., Class A(1)	71,800	137,693
Geely Automobile Holdings Ltd.	262,000	391,536
Gemdale Properties & Investment Corp. Ltd.(2)	688,000	54,070
Genertec Universal Medical Group Co. Ltd.	137,000	75,414
Genor Biopharma Holdings Ltd.(1)(2)	2,500	747
GF Securities Co. Ltd., H Shares	101,000	147,353
Global Cord Blood Corp.(1)(2)	2,020	6,035
Glory Health Industry Ltd.(1)	29,000	900
Glory Sun Financial Group Ltd.(1)(2)	7,000	336
GOME Retail Holdings Ltd.(1)(2)	646,000	16,576
Goodbaby International Holdings Ltd.(1)	58,000	4,202
Grand Pharmaceutical Group Ltd.	125,000	66,270

Great Wall Motor Co. Ltd., H Shares(2)	85,500	126,969
Greatview Aseptic Packaging Co. Ltd.(1)	30,000	4,818
Greenland Hong Kong Holdings Ltd.	22,000	2,181
Greentown China Holdings Ltd.	93,500	160,704
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	109,912
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	278,400	70,441
Guotai Junan Securities Co. Ltd., H Shares	4,400	5,150
H World Group Ltd., ADR	5,798	221,947
Haidilao International Holding Ltd.(1)(2)	72,000	180,504
Haier Smart Home Co. Ltd., H Shares	50,400	167,739
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	55,218
Haitian International Holdings Ltd.	59,000	153,801
Haitong Securities Co. Ltd., H Shares	226,400	140,058
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	16,278
Hansoh Pharmaceutical Group Co. Ltd.	64,000	121,497
Harbin Electric Co. Ltd., H Shares(1)	92,000	38,976
Hebei Construction Group Corp. Ltd., H Shares(1)	3,000	288
Hello Group, Inc., ADR	28,148	161,569
Hengan International Group Co. Ltd.	80,000	368,756
Hi Sun Technology China Ltd.(1)(2)	57,000	5,825
Hilong Holding Ltd.(1)	302,000	11,326
Hisense Home Appliances Group Co. Ltd., H Shares	34,000	35,400
Hollysys Automation Technologies Ltd.	8,347	142,734
Homeland Interactive Technology Ltd.	24,000	4,550
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	5,650
Hope Education Group Co. Ltd.(2)	732,000	72,368
Hopson Development Holdings Ltd.	31,944	36,386
Hua Hong Semiconductor Ltd.(1)	61,000	215,178
Huabao International Holdings Ltd.(2)	29,000	15,411
Huadian Power International Corp. Ltd., H Shares(2)	30,000	11,662
Huaneng Power International, Inc., H Shares(1)(2)	210,000	97,647
Huatai Securities Co. Ltd., H Shares	161,600	187,784
Huaxi Holdings Co. Ltd.(1)	4,000	543
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	12,533
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	12,600	80,756
iDreamSky Technology Holdings Ltd.(1)	9,600	4,952
Industrial & Commercial Bank of China Ltd., H Shares	2,149,000	1,077,075
Ingdan, Inc.(1)(2)	66,000	13,445
Inkeverse Group Ltd.(1)	38,000	4,154
International Alliance Financial Leasing Co. Ltd.(1)(2)	93,000	52,637
JD Health International, Inc.(1)	12,750	114,554
JD.com, Inc., ADR	13,011	743,969
JD.com, Inc., Class A	4,138	118,131
JH Educational Technology, Inc.(1)	14,000	1,645
Jiangsu Expressway Co. Ltd., H Shares	114,000	102,700
Jiangxi Copper Co. Ltd., H Shares	87,000	127,346
Jiayuan International Group Ltd.(1)	52,000	1,476
Jinchuan Group International Resources Co. Ltd.(2)	430,000	32,932
Jingrui Holdings Ltd.(1)	6,000	453
Jinxin Fertility Group Ltd.(2)	242,000	191,026
Jiumaojiu International Holdings Ltd.(2)	71,000	182,312
JNBY Design Ltd.	11,500	11,934
Jutal Offshore Oil Services Ltd.(1)	46,000	2,820
Kangji Medical Holdings Ltd.(2)	33,500	33,838
Kasen International Holdings Ltd.(1)	37,000	2,006

KE Holdings, Inc., ADR(1)	18,197	307,893
Keymed Biosciences, Inc.(1)(2)	33,500	220,494
Kingboard Holdings Ltd.	89,500	296,285
Kingboard Laminates Holdings Ltd.(2)	117,000	123,537
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	5,650	17,063
Kingsoft Corp. Ltd.	54,800	175,099
Kuaishou Technology(1)	24,100	181,576
Kunlun Energy Co. Ltd.	158,000	122,584
KWG Group Holdings Ltd.(1)	86,000	19,940
KWG Living Group Holdings Ltd.	45,500	9,147
Lee & Man Chemical Co. Ltd.(2)	4,000	2,953
Lee & Man Paper Manufacturing Ltd.	99,000	38,352
Legend Biotech Corp., ADR(1)	353	18,183
Lenovo Group Ltd.	406,000	346,743
LexinFintech Holdings Ltd., ADR(1)	13,176	23,849
Li Auto, Inc., ADR(1)	17,317	380,974
Li Ning Co. Ltd.	127,500	1,024,653
Lifetech Scientific Corp.(1)	628,000	204,325
LightInTheBox Holding Co. Ltd., ADR(1)(2)	2,012	2,354
Linklogis, Inc., Class B(1)	66,500	34,016
Logan Group Co. Ltd.	30,000	3,634
Longfor Group Holdings Ltd.(2)	103,000	313,819
Lonking Holdings Ltd.	202,000	36,113
Luye Pharma Group Ltd.(1)(2)	114,000	44,721
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	110,000	18,066
Maanshan Iron & Steel Co. Ltd., H Shares	4,000	859
Maoyan Entertainment(1)(2)	27,400	26,541
Meitu, Inc.(1)(2)	239,000	34,251
Meituan, Class B(1)	62,700	1,351,627
Metallurgical Corp. of China Ltd., H Shares	5,000	1,127
Microport Cardioflow Medtech Corp.(1)	45,000	14,758
Midea Real Estate Holding Ltd.(2)	58,000	83,379
Minsheng Education Group Co. Ltd.	34,000	1,741
Minth Group Ltd.	52,000	141,527
MMG Ltd.(1)	484,000	127,379
Mobvista, Inc.(1)	25,000	13,148
Mulsanne Group Holding Ltd.(1)(2)	12,500	4,622
Nam Tai Property, Inc.(1)(2)	1,859	2,696
NetDragon Websoft Holdings Ltd.	48,000	95,623
NetEase, Inc., ADR	19,550	1,390,396
New China Life Insurance Co. Ltd., H Shares	75,200	176,521
New Oriental Education & Technology Group, Inc., ADR(1)	7,116	204,514
New Sparkle Roll International Group Ltd.(1)	136,000	1,338
Nexteer Automotive Group Ltd.(2)	84,000	55,877
Nine Dragons Paper Holdings Ltd.	161,000	128,664
NIO, Inc., ADR(1)	21,956	280,598
NiSun International Enterprise Development Group Co. Ltd.(1)	338	179
Noah Holdings Ltd., ADR(1)	3,545	52,005
Nongfu Spring Co. Ltd., H Shares(2)	59,400	346,687
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	10,438	6,504
Orient Overseas International Ltd.	14,500	275,519
Pacific Millennium Packaging Group Corp.	2,000	1,572
People's Insurance Co. Group of China Ltd., H Shares	484,000	163,337
Perennial Energy Holdings Ltd.	40,000	3,626
PetroChina Co. Ltd., Class H	964,400	438,833

Pharmaron Beijing Co. Ltd., H Shares	3,900	22,565
PICC Property & Casualty Co. Ltd., H Shares	548,000	555,183
Pinduoduo, Inc., ADR(1)	15,553	1,275,968
Ping An Healthcare and Technology Co. Ltd.(1)	15,300	38,893
Ping An Insurance Group Co. of China Ltd., H Shares	267,006	1,648,496
Poly Property Group Co. Ltd.	213,362	53,244
Postal Savings Bank of China Co. Ltd., H Shares(2)	468,000	283,034
Pou Sheng International Holdings Ltd.	90,000	6,283
Powerlong Commercial Management Holdings Ltd.	8,500	5,356
Powerlong Real Estate Holdings Ltd.(2)	62,000	10,095
Prinx Chengshan Holdings Ltd.	6,000	5,057
PW Medtech Group Ltd.(1)	7,000	573
Q Technology Group Co. Ltd.(1)(2)	41,000	21,316
Qingling Motors Co. Ltd., H Shares	6,000	730
Radiance Holdings Group Co. Ltd.(2)	147,000	83,122
Redco Properties Group Ltd.(1)(2)	22,000	4,829
Redsun Properties Group Ltd.(1)(2)	84,000	4,974
ReneSola Ltd., ADR(1)(2)	3,379	15,949
Road King Infrastructure Ltd.	5,000	2,082
Ronshine China Holdings Ltd.(1)	27,500	2,593
Sany Heavy Equipment International Holdings Co. Ltd.	90,000	96,328
SCE Intelligent Commercial Management Holdings Ltd.	14,000	3,344
Seazen Group Ltd.(1)(2)	222,000	101,047
Shandong Gold Mining Co. Ltd., H Shares(2)	13,250	26,092
Shandong Hi-Speed New Energy Group Ltd.\(1)(2)	1,000,000	8,014
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	152,800	223,972
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	9,408
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	6,000	20,054
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(2)	4,000	18,882
Shanghai Haohai Biological Technology Co. Ltd., H Shares	200	736
Shanghai Industrial Holdings Ltd.	78,000	91,968
Shanghai Industrial Urban Development Group Ltd.	1,600	100
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	63,800	106,386
Shanghai Pioneer Holding Ltd.	22,000	5,501
Shenzhen Expressway Corp. Ltd., H Shares	72,000	60,598
Shenzhen International Holdings Ltd.	193,500	179,263
Shenzhen Investment Ltd.(2)	152,000	24,857
Shenzhou International Group Holdings Ltd.	22,200	200,424
Shimao Group Holdings Ltd.(1)	35,500	20,088
Shimao Services Holdings Ltd.(1)(2)	108,000	38,049
Shoucheng Holdings Ltd.	113,200	24,137
Shougang Fushan Resources Group Ltd.	322,000	109,182
Shui On Land Ltd.	588,500	70,475
Sihuan Pharmaceutical Holdings Group Ltd.(2)	329,000	36,767
Simcere Pharmaceutical Group Ltd.	71,000	93,850
Sino Biopharmaceutical Ltd.	1,301,000	770,175
Sino-Ocean Group Holding Ltd.	256,000	32,633
Sinopec Engineering Group Co. Ltd., H Shares	201,000	82,653
Sinopec Kantons Holdings Ltd.	30,000	10,258
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,500	6,014
Sinopharm Group Co. Ltd., H Shares	104,400	247,680
Sinosoft Technology Group Ltd.(1)	22,000	967
Sinotrans Ltd., H Shares	4,000	1,291
Sinotruk Hong Kong Ltd.(2)	53,000	69,566
Skyworth Group Ltd.	282,487	107,908

SOHO China Ltd.(1)(2)	54,500	9,338
Sohu.com Ltd., ADR(1)	3,248	48,005
South Manganese Investment Ltd.(1)(2)	210,000	18,056
So-Young International, Inc., ADR(1)	363	278
SSY Group Ltd.	240,000	120,405
Sun King Technology Group Ltd.(1)	42,000	9,182
Sunac Services Holdings Ltd.(2)	15,386	6,388
Sunny Optical Technology Group Co. Ltd.	50,800	604,767
SY Holdings Group Ltd.	41,500	31,109
TCL Electronics Holdings Ltd.	67,000	27,570
Tencent Holdings Ltd.	102,100	3,861,044
Tencent Music Entertainment Group, ADR(1)	37,505	262,910
Tian Ge Interactive Holdings Ltd.	5,000	362
Tiangong International Co. Ltd.(2)	126,000	51,954
Tianjin Port Development Holdings Ltd.	12,000	845
Tianneng Power International Ltd.(2)	156,000	168,493
Times China Holdings Ltd.(1)(2)	107,000	19,365
Tingyi Cayman Islands Holding Corp.	190,000	310,754
Tong Ren Tang Technologies Co. Ltd., H Shares	95,000	63,174
Tongda Group Holdings Ltd.(1)	745,000	12,162
Topsports International Holdings Ltd.	264,000	169,525
Towngas Smart Energy Co. Ltd.(1)	60,000	27,316
TravelSky Technology Ltd., H Shares	54,000	109,716
Trigiant Group Ltd.(1)	6,000	310
Trip.com Group Ltd., ADR(1)	15,189	485,289
Truly International Holdings Ltd.	256,000	45,444
Tsaker New Energy Tech Co. Ltd.	72,500	12,467
Tsingtao Brewery Co. Ltd., H Shares	58,000	549,059
Uni-President China Holdings Ltd.	154,000	135,175
United Strength Power Holdings Ltd.	2,000	2,092
Up Fintech Holding Ltd., ADR(1)	818	4,245
Uxin Ltd., ADR(1)(2)	137	374
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	9,000	14,951
Vinda International Holdings Ltd.	50,000	130,167
Viomi Technology Co. Ltd., ADR(1)	993	906
Vipshop Holdings Ltd., ADR(1)	46,060	513,569
VNET Group, Inc., ADR(1)(2)	11,318	56,703
Want Want China Holdings Ltd.	427,000	289,849
Wasion Holdings Ltd.	28,000	9,405
Weibo Corp., ADR(1)	7,800	124,332
Weichai Power Co. Ltd., H Shares	61,000	81,161
Weiqiao Textile Co., H Shares	25,500	4,233
West China Cement Ltd.	310,000	34,345
Wharf Holdings Ltd.	140,000	378,758
Wuling Motors Holdings Ltd.(2)	160,000	17,653
WuXi AppTec Co. Ltd., H Shares	4,607	46,454
Wuxi Biologics Cayman, Inc.(1)	55,000	360,455
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	109,500	108,655
Xin Point Holdings Ltd.(2)	12,000	3,331
Xingda International Holdings Ltd.	30,896	5,969
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	16,000	10,520
Xinte Energy Co. Ltd., H Shares(2)	74,400	177,527
Xinyi Solar Holdings Ltd.	182,541	214,190
Xunlei Ltd., ADR(1)	887	1,668
Yadea Group Holdings Ltd.	112,000	212,485

Yankuang Energy Group Co. Ltd., H Shares	122,000	409,639
Yeahka Ltd.(1)(2)	24,400	61,703
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	8,800	7,226
Yidu Tech, Inc.(1)(2)	31,400	21,175
Yihai International Holding Ltd.(1)	19,000	59,781
Yincheng International Holding Co. Ltd.(1)	4,000	102
Youdao, Inc., ADR(1)	285	1,362
YuanShengTai Dairy Farm Ltd.(1)	41,000	1,073
Yuexiu Property Co. Ltd.	198,800	252,315
Yuexiu Transport Infrastructure Ltd.	156,000	73,059
Yum China Holdings, Inc.	11,739	647,054
Yuzhou Group Holdings Co. Ltd.(1)	48,133	2,146
Zengame Technology Holding Ltd.	48,000	10,447
Zhaojin Mining Industry Co. Ltd., H Shares(1)	131,500	147,032
Zhejiang Expressway Co. Ltd., H Shares	156,000	116,495
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	6,699
Zhenro Properties Group Ltd.(1)	71,000	3,074
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	2,200	5,763
Zhongliang Holdings Group Co. Ltd.(1)	34,000	2,754
Zhongsheng Group Holdings Ltd.	54,000	278,576
Zhongyu Energy Holdings Ltd.	54,000	39,964
Zhou Hei Ya International Holdings Co. Ltd.(1)	150,000	96,091
Zhuguang Holdings Group Co. Ltd.(1)(2)	66,000	5,616
Zijin Mining Group Co. Ltd., H Shares	384,000	509,670
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	114,200	53,636
ZTO Express Cayman, Inc., ADR	31,085	779,301
		69,013,618
Colombia — 0.1%
BAC Holding International Corp.(1)	3,792	217
Banco Davivienda SA, Preference Shares	3,823	20,746
Bancolombia SA	8,153	67,548
Bancolombia SA, ADR	3,845	102,277
Corp. Financiera Colombiana SA(1)	3,119	10,220
Ecopetrol SA, ADR	7,732	76,315
Grupo Argos SA	24,875	51,007
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	438
Interconexion Electrica SA ESP	19,829	80,088
		408,856
Czech Republic — 0.1%
CEZ AS	5,531	189,830
Komercni banka AS	3,003	89,167
Moneta Money Bank AS	21,939	67,483
		346,480
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	123,727	166,970
Greece — 0.4%
Alpha Services & Holdings SA(1)	87,408	94,062
Athens Water Supply & Sewage Co. SA	574	4,234
Attica Bank SA(1)	36	3
Eurobank Ergasias Services and Holdings SA, Class A(1)	124,210	143,250
Fourlis Holdings SA	301	937
GEK Terna Holding Real Estate Construction SA(1)	4,410	44,090
Hellenic Telecommunications Organization SA	4,516	69,861
Helleniq Energy Holdings SA	3,618	26,924
JUMBO SA	7,531	120,278

Motor Oil Hellas Corinth Refineries SA	2,912	58,782
Mytilineos SA	3,750	70,758
National Bank of Greece SA(1)	26,488	108,972
OPAP SA	7,277	100,761
Piraeus Financial Holdings SA(1)	40,337	60,072
Public Power Corp. SA(1)	5,060	35,164
Sunrisemezz PLC(1)	4,230	522
Terna Energy SA	969	19,838
Titan Cement International SA(1)	2,169	28,192
Viohalco SA	2,419	10,859
		997,559
Hong Kong†
Brilliance China Automotive Holdings Ltd.(1)	60,000	34,183
China Beststudy Education Group(1)	17,000	1,513
China Isotope & Radiation Corp.	2,200	3,965
China Zhongwang Holdings Ltd.(1)(2)	86,400	18,583
Dawnrays Pharmaceutical Holdings Ltd.	7,000	997
IMAX China Holding, Inc.	4,700	3,577
Scholar Education Group	5,000	507
Silver Grant International Holdings Group Ltd.(1)	8,000	365
		63,690
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	10,305	8,713
MOL Hungarian Oil & Gas PLC	32,635	236,258
OTP Bank Nyrt	5,911	162,977
Richter Gedeon Nyrt	3,428	73,744
		481,692
India — 17.8%
3M India Ltd.	18	5,177
Adani Enterprises Ltd.	6,327	306,017
Adani Green Energy Ltd.(1)	6,990	183,299
Adani Ports & Special Economic Zone Ltd.	16,908	183,966
Adani Power Ltd.(1)	44,873	184,290
Adani Total Gas Ltd.	6,675	300,482
Adani Transmission Ltd.(1)	17,822	642,358
Aditya Birla Capital Ltd.(1)	37,897	68,048
Aegis Logistics Ltd.	10,892	43,696
AGI Greenpac Ltd.	5,613	20,543
AIA Engineering Ltd.	2,717	90,314
Ajanta Pharma Ltd.	3,028	45,835
Akzo Nobel India Ltd.	222	6,229
Alembic Ltd.	2,801	2,564
Alembic Pharmaceuticals Ltd.	8,197	60,009
Alkyl Amines Chemicals	545	18,987
Allcargo Logistics Ltd.	9,782	53,761
Alok Industries Ltd.(1)	30,788	6,031
Amara Raja Batteries Ltd.	8,996	72,230
Ambuja Cements Ltd.	25,656	180,809
Anant Raj Ltd.	18,514	23,161
Andhra Sugars Ltd.	4,791	7,623
Apar Industries Ltd.	2,902	52,721
APL Apollo Tubes Ltd.	10,577	145,903
APL Apollo Tubes Ltd.(1)	1,894	26,059
Apollo Hospitals Enterprise Ltd.	4,820	281,244
Apollo Tyres Ltd.	40,709	159,074

Arvind Ltd.(1)	19,696	23,292
Ashok Leyland Ltd.	53,961	99,281
Ashoka Buildcon Ltd.(1)	5,427	5,311
Asian Paints Ltd.	4,621	180,373
Aster DM Healthcare Ltd.(1)	20,356	59,477
Astra Microwave Products Ltd.	7,592	28,966
Astral Ltd.	1,639	38,141
AstraZeneca Pharma India Ltd.	87	3,616
Atul Ltd.	395	40,731
AU Small Finance Bank Ltd.	10,280	81,456
AurionPro Solutions Ltd.	3,751	15,998
Aurobindo Pharma Ltd.	22,533	130,181
Aurum Proptech Ltd.(1)	376	615
Avanti Feeds Ltd.	3,130	14,827
Avenue Supermarts Ltd.(1)	1,289	64,142
Axis Bank Ltd., GDR	8,958	505,691
Bajaj Auto Ltd.	3,482	160,633
Bajaj Consumer Care Ltd.	4,232	8,627
Bajaj Electricals Ltd.	4,356	59,832
Bajaj Finance Ltd.	4,635	385,294
Bajaj Finserv Ltd.	8,424	169,742
Bajaj Hindusthan Sugar Ltd.(1)	221,576	30,479
Balaji Amines Ltd.	521	19,636
Balkrishna Industries Ltd.	4,519	113,818
Balrampur Chini Mills Ltd.	18,717	88,799
Bandhan Bank Ltd.(1)	45,128	132,588
BASF India Ltd.	1,301	42,554
Bata India Ltd.	1,352	28,631
Bayer CropScience Ltd.	493	28,119
Berger Paints India Ltd.	4,126	31,606
Best Agrolife Ltd.	1,760	34,421
Bhansali Engineering Polymers Ltd.	2,839	3,937
Bharat Electronics Ltd.	303,510	394,177
Bharat Forge Ltd.	12,134	128,685
Bharat Heavy Electricals Ltd.	45,108	46,788
Bharat Petroleum Corp. Ltd.	67,775	284,876
Bharat Rasayan Ltd.	54	6,706
Bharti Airtel Ltd.	26,351	275,375
Bharti Airtel Ltd.	1,882	10,755
Biocon Ltd.	11,885	41,406
Birla Corp. Ltd.	2,240	26,235
Birlasoft Ltd.	11,057	41,981
BLS International Services Ltd.	5,741	26,361
Blue Dart Express Ltd.	342	32,097
Blue Star Ltd.	4,639	69,952
Bombay Burmah Trading Co.	1,082	12,815
Borosil Renewables Ltd.(1)	3,890	26,314
Bosch Ltd.	97	20,348
Brigade Enterprises Ltd.	18,836	113,135
Brightcom Group Ltd.	106,495	47,558
Britannia Industries Ltd.	3,904	209,566
BSE Ltd.	9,680	68,981
Can Fin Homes Ltd.	8,561	58,435
Canara Bank	30,478	118,683
Capacit'e Infraprojects Ltd.(1)	3,479	6,067

Caplin Point Laboratories Ltd.	1,037	9,645
Capri Global Capital Ltd.	800	7,402
Carborundum Universal Ltd.	5,975	62,612
Care Ratings Ltd.	1,529	10,358
Castrol India Ltd.	56,872	92,176
CCL Products India Ltd.	8,126	54,718
Ceat Ltd.	2,618	60,827
Central Depository Services India Ltd.	1,383	21,171
Century Plyboards India Ltd.	4,675	31,229
Century Textiles & Industries Ltd.	3,854	38,368
Cera Sanitaryware Ltd.	557	36,833
CESC Ltd.	31,367	28,766
CG Power & Industrial Solutions Ltd.(1)	7,280	25,032
Chambal Fertilisers & Chemicals Ltd.	25,589	96,434
Chemcon Speciality Chemicals Ltd.	2,882	10,651
Chennai Petroleum Corp. Ltd.	12,992	34,650
Cholamandalam Financial Holdings Ltd.	962	7,007
Cholamandalam Investment and Finance Co. Ltd.	30,012	264,880
Cipla Ltd.	24,070	338,633
City Union Bank Ltd.	59,336	138,514
Coal India Ltd.	100,424	282,985
Cochin Shipyard Ltd.	5,312	43,714
Coforge Ltd.	586	29,429
Colgate-Palmolive India Ltd.	6,782	136,022
Computer Age Management Services Ltd.	2,303	65,383
Container Corp. of India Ltd.	8,549	81,515
Coromandel International Ltd.	13,464	154,396
Cosmo First Ltd.	2,080	20,648
CreditAccess Grameen Ltd.(1)	5,896	69,937
CRISIL Ltd.	880	31,673
Crompton Greaves Consumer Electricals Ltd.	25,183	112,632
CSB Bank Ltd.(1)	5,970	16,084
Cummins India Ltd.	4,689	81,929
Cyient Ltd.	10,501	108,398
Dabur India Ltd.	17,811	129,190
Dalmia Bharat Ltd.	4,247	95,140
Dalmia Bharat Sugar & Industries Ltd.	1,638	7,114
Datamatics Global Services Ltd.	5,211	19,654
DB Corp. Ltd.	13,014	18,738
DCB Bank Ltd.	19,916	32,264
DCM Shriram Ltd.	6,921	74,598
Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,453	104,203
Deepak Nitrite Ltd.	5,774	155,002
Delta Corp. Ltd.	3,208	9,014
Dhani Services Ltd.(1)	4,561	2,656
Dilip Buildcon Ltd.	1,435	4,160
Dish TV India Ltd.(1)	128,989	32,883
Dishman Carbogen Amcis Ltd.(1)	4,829	5,869
Divi's Laboratories Ltd.	3,604	151,438
Dixon Technologies India Ltd.	770	40,430
DLF Ltd.	17,606	87,567
Dr Lal PathLabs Ltd.	1,235	37,239
Dr Reddy's Laboratories Ltd., ADR	5,797	326,429
Dwarikesh Sugar Industries Ltd.	31,044	37,160
eClerx Services Ltd.	2,545	45,435

Edelweiss Financial Services Ltd.	61,398	50,685
Eicher Motors Ltd.	8,287	355,423
EID Parry India Ltd.	12,280	91,177
Elecon Engineering Co. Ltd.	8,207	46,710
Electrosteel Castings Ltd.	36,739	17,977
Emami Ltd.	17,752	104,762
Endurance Technologies Ltd.	938	17,624
Engineers India Ltd.	29,497	29,264
EPL Ltd.	9,271	18,592
Equitas Holdings Ltd.(1)	15,078	22,236
Eris Lifesciences Ltd.	2,218	18,439
Escorts Kubota Ltd.	5,240	148,248
Eveready Industries India Ltd.(1)	3,403	14,611
Everest Industries Ltd.	1,312	12,103
Excel Industries Ltd.	483	7,149
Exide Industries Ltd.	50,863	118,565
FDC Ltd.(1)	1,453	5,107
Federal Bank Ltd.	178,579	290,216
FIEM Industries Ltd.	780	18,791
Fine Organic Industries Ltd.	202	15,582
Finolex Cables Ltd.	4,004	27,340
Finolex Industries Ltd.	34,766	67,402
Force Motors Ltd.	351	6,782
Future Lifestyle Fashions Ltd.(1)	1,257	79
GAIL India Ltd.	89,154	104,513
Galaxy Surfactants Ltd.	260	8,957
Garden Reach Shipbuilders & Engineers Ltd.	5,677	35,882
Garware Technical Fibres Ltd.	298	12,447
Genus Power Infrastructures Ltd.	9,003	10,416
GHCL Ltd.	11,424	81,362
Gillette India Ltd.	152	9,585
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	23,431
Glenmark Pharmaceuticals Ltd.	16,450	87,155
Globus Spirits Ltd.	1,282	13,146
GMR Airports Infrastructure Ltd.(1)	35,363	18,714
GMR Power and Urban Infra Ltd.(1)	1,505	427
GNA Axles Ltd.	786	6,394
Godawari Power and Ispat Ltd.	8,189	32,065
Godrej Consumer Products Ltd.(1)	6,465	70,275
Godrej Industries Ltd.(1)	830	4,713
Gokaldas Exports Ltd.(1)	4,153	19,794
Granules India Ltd.	14,660	62,495
Graphite India Ltd.	10,458	50,766
Grasim Industries Ltd.	14,586	315,749
Great Eastern Shipping Co. Ltd.	18,440	151,104
Greaves Cotton Ltd.	10,035	18,452
Greenpanel Industries Ltd.	7,398	35,465
Greenply Industries Ltd.	8,512	17,104
Gufic Biosciences Ltd.	3,500	9,233
Gujarat Alkalies & Chemicals Ltd.	3,254	31,849
Gujarat Ambuja Exports Ltd.	15,182	43,045
Gujarat Fluorochemicals Ltd.	757	32,780
Gujarat Gas Ltd.	11,469	70,418
Gujarat Mineral Development Corp. Ltd.	9,795	19,068
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,375	98,932

Gujarat Pipavav Port Ltd.	29,539	33,286
Gujarat State Fertilizers & Chemicals Ltd.	38,670	63,334
Gujarat State Petronet Ltd.	14,796	49,133
Happiest Minds Technologies Ltd.	520	6,119
Hathway Cable & Datacom Ltd.(1)	53,179	11,263
Havells India Ltd.	8,068	124,706
HBL Power Systems Ltd.	15,215	21,491
HCL Technologies Ltd.	38,052	528,184
HDFC Asset Management Co. Ltd.	2,087	56,223
HDFC Life Insurance Co. Ltd.	10,253	74,596
HEG Ltd.	507	6,702
HeidelbergCement India Ltd.	3,441	8,690
Hero MotoCorp Ltd.	6,316	222,171
HFCL Ltd.	55,288	54,388
HG Infra Engineering Ltd.	1,319	9,742
Hikal Ltd.	6,930	29,000
HIL Ltd.	531	16,978
Himadri Speciality Chemical Ltd., ADR	43,396	55,186
Himatsingka Seide Ltd.	1,947	2,319
Hindalco Industries Ltd.	81,114	455,055
Hinduja Global Solutions Ltd.	708	11,218
Hindustan Copper Ltd.	24,302	35,365
Hindustan Oil Exploration Co. Ltd.(1)	4,116	7,337
Hindustan Petroleum Corp. Ltd.	62,661	184,926
Hindustan Unilever Ltd.	12,708	419,834
Hitachi Energy India Ltd.	241	8,799
Housing Development Finance Corp. Ltd.	43,013	1,429,751
I G Petrochemicals Ltd.	1,499	9,743
ICICI Bank Ltd., ADR	40,671	964,716
ICICI Lombard General Insurance Co. Ltd.	7,483	111,740
ICICI Prudential Life Insurance Co. Ltd.	7,787	45,678
IDFC First Bank Ltd.(1)	74,379	53,966
IDFC Ltd.	86,995	88,050
IFB Industries Ltd.(1)	268	3,071
IFCI Ltd.(1)	32,831	5,330
IIFL Finance Ltd.	19,033	109,892
IIFL Securities Ltd.	5,318	4,545
IIFL Wealth Management Ltd.	1,793	40,322
India Cements Ltd.	22,426	66,604
India Glycols Ltd.	1,220	11,506
Indiabulls Housing Finance Ltd.(1)	36,918	65,001
Indiabulls Real Estate Ltd.(1)	22,587	23,220
IndiaMart InterMesh Ltd.	1,434	77,620
Indian Bank	32,035	105,804
Indian Energy Exchange Ltd.	23,847	43,618
Indian Hotels Co. Ltd.	6,802	27,108
Indian Metals & Ferro Alloys Ltd.	3,462	10,705
Indian Oil Corp. Ltd.	196,969	186,380
Indian Railway Catering & Tourism Corp. Ltd.	2,155	19,565
Indo Count Industries Ltd.	3,348	5,684
Indraprastha Gas Ltd.	1,402	7,630
Indus Towers Ltd.	55,411	136,808
Info Edge India Ltd.	1,836	91,010
Infosys Ltd., ADR	93,352	1,899,713
Inox Wind Ltd.(1)	5,788	9,125

Intellect Design Arena Ltd.	9,903	56,223
InterGlobe Aviation Ltd.(1)	1,748	41,695
IOL Chemicals and Pharmaceuticals Ltd.	943	3,968
Ipca Laboratories Ltd.	11,799	126,140
IRB Infrastructure Developers Ltd.	9,082	31,478
ITD Cementation India Ltd.	18,327	26,932
J Kumar Infraprojects Ltd.	6,357	21,978
Jagran Prakashan Ltd.	9,956	8,872
Jai Corp. Ltd.	9,007	18,932
Jain Irrigation Systems Ltd.(1)	33,922	13,900
Jaiprakash Associates Ltd.(1)	47,432	5,719
Jaiprakash Power Ventures Ltd.(1)	337,329	32,110
Jammu & Kashmir Bank Ltd.(1)	42,258	23,970
Jamna Auto Industries Ltd.	30,124	40,329
Jindal Poly Films Ltd.	1,475	15,764
Jindal Saw Ltd.	15,519	17,868
Jindal Stainless Hisar Ltd.(1)	11,911	49,681
Jindal Stainless Ltd.(1)	17,129	36,955
Jindal Steel & Power Ltd.	42,987	285,733
JK Cement Ltd.	2,071	78,452
JK Lakshmi Cement Ltd.	8,876	78,242
JK Paper Ltd.	14,528	75,489
JK Tyre & Industries Ltd.	14,652	36,355
JM Financial Ltd.	64,327	59,063
JSW Energy Ltd.	10,448	39,890
JSW Steel Ltd.	38,502	353,622
Jubilant Foodworks Ltd.	13,800	93,456
Jubilant Ingrevia Ltd.	9,834	65,230
Jubilant Pharmova Ltd.	3,351	16,177
Just Dial Ltd.(1)	979	7,234
Jyothy Labs Ltd.	4,782	11,921
Kajaria Ceramics Ltd.	4,758	67,425
Kalpataru Power Transmission Ltd.	3,140	19,687
Kansai Nerolac Paints Ltd.	2,339	12,906
Karnataka Bank Ltd.	27,461	48,879
Karur Vysya Bank Ltd.	73,095	90,453
Kaveri Seed Co. Ltd.	3,831	24,048
KEC International Ltd.	17,517	90,058
KEI Industries Ltd.	948	17,900
Kennametal India Ltd.	638	21,514
Kirloskar Ferrous Industries Ltd.	11,193	43,773
Kirloskar Oil Engines Ltd.	3,353	13,754
KNR Constructions Ltd.	12,064	38,800
Kolte-Patil Developers Ltd.	1,397	5,266
Kopran Ltd.	1,454	2,873
Kotak Mahindra Bank Ltd.	16,296	390,802
KPIT Technologies Ltd.	15,137	134,355
KPR Mill Ltd.	5,470	37,516
KRBL Ltd.	8,855	44,967
L&T Finance Holdings Ltd.	98,744	106,313
L&T Technology Services Ltd.	955	45,258
Larsen & Toubro Infotech Ltd.	1,594	95,879
Larsen & Toubro Infotech Ltd.(1)	1,848	109,821
Larsen & Toubro Ltd.	25,814	659,748
Laurus Labs Ltd.	27,240	140,174

LG Balakrishnan & Bros Ltd.	4,509	39,336
LIC Housing Finance Ltd.	37,996	181,218
Linde India Ltd.	348	13,112
LT Foods Ltd.	21,706	30,804
Lupin Ltd.	8,269	77,982
Mahanagar Gas Ltd.	1,830	20,347
Maharashtra Seamless Ltd.(1)	2,014	9,264
Maharashtra Seamless Ltd.	2,014	9,279
Mahindra & Mahindra Financial Services Ltd.	53,466	142,069
Mahindra & Mahindra Ltd.	50,680	815,284
Mahindra CIE Automotive Ltd.	11,971	41,954
Mahindra Lifespace Developers Ltd.	2,988	14,283
Mahindra Logistics Ltd.	3,262	21,266
Maithan Alloys Ltd.	1,132	13,169
Manali Petrochemicals Ltd.	9,199	9,376
Manappuram Finance Ltd.	56,985	81,207
Marico Ltd.	22,586	140,985
Marksans Pharma Ltd.	7,598	5,392
Maruti Suzuki India Ltd.	4,010	443,387
MAS Financial Services Ltd.	1,629	17,043
Mastek Ltd.	528	11,162
Matrimony.com Ltd.	690	5,217
Max Healthcare Institute Ltd.(1)	15,411	85,426
Mayur Uniquoters Ltd.	698	3,914
Mazagon Dock Shipbuilders Ltd.	3,870	43,416
Meghmani Finechem Ltd.(1)	1,763	27,800
Meghmani Organics Ltd.	14,945	20,360
Metropolis Healthcare Ltd.	1,019	18,474
Minda Corp. Ltd.	3,029	7,867
Mirza International Ltd.(1)	9,808	37,598
MOIL Ltd.	7,182	14,279
Motherson Sumi Wiring India Ltd.	46,208	35,460
Motilal Oswal Financial Services Ltd.	5,586	45,612
Mphasis Ltd.	4,694	117,642
MRF Ltd.	187	215,732
MSTC Ltd.	1,029	4,317
Multi Commodity Exchange of India Ltd.	1,228	23,693
Muthoot Finance Ltd.	5,694	75,882
Narayana Hrudayalaya Ltd.	5,794	53,005
Natco Pharma Ltd.	7,670	53,074
National Aluminium Co. Ltd.	92,483	88,564
Nava Ltd.	11,704	26,542
NBCC India Ltd.	65,976	34,704
NCC Ltd.	74,676	76,290
NELCO Ltd.	701	6,534
Neogen Chemicals Ltd.	823	12,954
NESCO Ltd.	711	5,608
Nestle India Ltd.	961	238,628
Neuland Laboratories Ltd.	579	12,468
New Delhi Television Ltd.(1)	5,178	28,627
Newgen Software Technologies Ltd.	1,964	8,698
NIIT Ltd.	9,326	36,615
Nippon Life India Asset Management Ltd.	13,564	45,329
NOCIL Ltd.	1,719	5,019
NTPC Ltd.	237,131	502,442

Oberoi Realty Ltd.	6,424	73,239
Oil & Natural Gas Corp. Ltd.	129,618	227,111
Oil India Ltd.	21,074	53,391
OnMobile Global Ltd.	3,493	4,345
Oracle Financial Services Software Ltd.	2,052	78,800
Orient Cement Ltd.	17,095	26,410
Orient Electric Ltd.	1,553	5,393
Page Industries Ltd.	239	139,663
Paisalo Digital Ltd.	11,790	11,886
PC Jeweller Ltd.(1)	24,410	23,924
PCBL Ltd.	28,612	50,241
Persistent Systems Ltd.	2,477	127,972
Petronet LNG Ltd.	85,800	225,034
Phoenix Mills Ltd.	2,284	41,069
PI Industries Ltd.	1,641	70,826
Pidilite Industries Ltd.	3,031	102,619
Piramal Enterprises Ltd.	4,189	42,605
Piramal Pharma Ltd.(1)	16,756	27,633
PNB Housing Finance Ltd.(1)	9,596	53,065
PNC Infratech Ltd.	17,907	60,820
Polycab India Ltd.	446	14,121
Polyplex Corp. Ltd.	2,781	61,590
Poonawalla Fincorp Ltd.	2,566	9,865
Power Finance Corp. Ltd.	10,140	17,005
Power Grid Corp. of India Ltd.	173,073	477,528
Power Mech Projects Ltd.	755	21,156
Praj Industries Ltd.	14,187	68,634
Prestige Estates Projects Ltd.	8,021	46,909
Pricol Ltd.(1)	15,569	36,742
Prince Pipes & Fittings Ltd.	1,925	13,221
Prism Johnson Ltd.(1)	6,392	10,395
PTC India Ltd.	20,398	21,964
Radico Khaitan Ltd.	4,520	58,971
Rain Industries Ltd.	2,672	5,959
Rajesh Exports Ltd.	5,055	47,395
Rallis India Ltd.	2,331	6,992
Ramco Cements Ltd.	13,177	109,798
Rashtriya Chemicals & Fertilizers Ltd.	15,657	23,190
Ratnamani Metals & Tubes Ltd.	1,240	29,522
Raymond Ltd.	6,204	104,735
RBL Bank Ltd.(1)	61,956	117,795
REC Ltd.	127,514	173,672
Redington Ltd.	75,163	166,755
Relaxo Footwears Ltd.	466	5,447
Reliance Industrial Infrastructure Ltd.	626	8,158
Reliance Industries Ltd., GDR	34,213	2,276,789
Reliance Infrastructure Ltd.(1)	17,976	35,101
Reliance Power Ltd.(1)	428,008	84,688
Repco Home Finance Ltd.	8,841	26,917
Rhi Magnesita India Ltd.	2,629	24,599
Route Mobile Ltd.	2,018	33,089
Rupa & Co. Ltd.	2,495	9,056
Samvardhana Motherson International Ltd.	121,878	112,861
Sanofi India Ltd.	867	61,004
Sarda Energy & Minerals Ltd.	1,168	13,893

Saregama India Ltd.	1,980	9,291
SBI Cards & Payment Services Ltd.	2,749	27,967
SBI Life Insurance Co. Ltd.	8,184	129,106
Schaeffler India Ltd.	875	28,961
Sharda Cropchem Ltd.	3,173	16,130
Share India Securities Ltd.	1,816	27,348
Shipping Corp. of India Ltd.	5,563	9,269
Shree Cement Ltd.	650	191,420
Shree Renuka Sugars Ltd.(1)	13,699	9,910
Shriram Transport Finance Co. Ltd.	19,066	317,353
Shriram Transport Finance Co. Ltd.(1)	5,299	87,851
Siemens Ltd.	1,247	42,651
SKF India Ltd.	1,718	99,691
Sobha Ltd.	5,591	43,233
Sonata Software Ltd.	10,542	76,380
South Indian Bank Ltd.(1)	51,265	10,674
Southern Petrochemical Industries Corp. Ltd.	17,726	14,043
Spandana Sphoorty Financial Ltd.(1)	2,425	16,590
SRF Ltd.	5,107	149,153
Star Cement Ltd.(1)	7,215	9,497
State Bank of India, GDR	6,007	447,895
Sterling and Wilson Renewable(1)	4,243	15,391
Sterling Tools Ltd.	2,980	10,057
Sterlite Technologies Ltd.	13,985	30,639
Stove Kraft Ltd.(1)	1,472	11,029
Strides Pharma Science Ltd.(1)	2,601	10,793
Sudarshan Chemical Industries Ltd.	3,424	16,388
Sumitomo Chemical India Ltd.	4,396	25,661
Sun Pharma Advanced Research Co. Ltd.(1)	1,889	5,858
Sun Pharmaceutical Industries Ltd.	38,001	490,026
Sun TV Network Ltd.	10,433	63,358
Sundaram Finance Ltd.	691	18,977
Sundram Fasteners Ltd.	4,294	48,423
Sunflag Iron & Steel Co. Ltd.(1)	6,118	6,824
Sunteck Realty Ltd.	3,995	19,875
Suprajit Engineering Ltd.	6,701	28,847
Supreme Industries Ltd.	4,071	121,833
Supreme Petrochem Ltd.	1,178	11,039
Surya Roshni Ltd.	3,625	20,820
Suven Pharmaceuticals Ltd.	9,498	54,355
Suzlon Energy Ltd.(1)	104,836	12,040
Suzlon Energy Ltd.(1)	24,960	2,084
Tamil Nadu Newsprint & Papers Ltd.	7,235	22,158
Tamilnadu Petroproducts Ltd.	7,021	8,412
Tanla Platforms Ltd.	5,252	51,653
Tata Chemicals Ltd.	13,140	167,851
Tata Communications Ltd.	4,299	69,011
Tata Consultancy Services Ltd.	23,081	969,298
Tata Consumer Products Ltd.	8,373	84,344
Tata Elxsi Ltd.	1,108	96,600
Tata Investment Corp. Ltd.	995	28,880
Tata Metaliks Ltd.	2,409	22,778
Tata Motors Ltd., ADR(1)(2)	6,600	180,180
Tata Power Co. Ltd.	75,964	211,044
Tata Steel Long Products Ltd.	1,631	13,008

Tata Steel Ltd.	417,150	558,376
TCI Express Ltd.	457	10,490
TeamLease Services Ltd.(1)	553	17,018
Tech Mahindra Ltd.	25,268	337,198
Tejas Networks Ltd.(1)	1,973	16,005
Texmaco Rail & Engineering Ltd.	26,769	19,666
Thermax Ltd.	4,851	122,548
Thirumalai Chemicals Ltd.	10,204	25,119
Thyrocare Technologies Ltd.	472	3,665
Tide Water Oil Co. India Ltd.	360	4,775
Time Technoplast Ltd.	12,032	14,509
Tinplate Co. of India Ltd.	3,598	14,211
Titagarh Wagons Ltd.(1)	11,407	25,632
Titan Co. Ltd.	3,689	121,071
Torrent Pharmaceuticals Ltd.	8,544	174,547
Torrent Power Ltd.	13,079	86,757
Transport Corp. of India Ltd.	1,642	14,036
Trident Ltd.	68,002	29,905
Triveni Engineering & Industries Ltd.	12,778	46,544
Triveni Turbine Ltd.	9,259	32,797
Tube Investments of India Ltd.	6,219	213,424
TV Today Network Ltd.	2,282	6,941
TV18 Broadcast Ltd.(1)	50,440	23,109
Uflex Ltd.	5,373	40,257
Ujjivan Financial Services Ltd.(1)	1,463	5,158
UltraTech Cement Ltd.	3,651	318,192
Union Bank of India Ltd.	17,616	17,728
United Spirits Ltd.(1)	12,264	141,108
UPL Ltd.	8,054	78,470
Usha Martin Ltd.	12,880	20,867
UTI Asset Management Co. Ltd.	5,255	50,661
VA Tech Wabag Ltd.(1)	2,681	11,438
Vaibhav Global Ltd.	1,025	4,284
Vakrangee Ltd.	31,841	12,088
Valiant Organics Ltd.	1,671	13,317
Vardhman Textiles Ltd.	7,755	33,312
Varroc Engineering Ltd.(1)	5,823	21,400
Varun Beverages Ltd.	7,731	118,901
Vedanta Ltd.	52,624	198,943
Venky's India Ltd.	238	5,459
V-Guard Industries Ltd.	2,008	6,256
VIP Industries Ltd.	1,621	14,364
Vishnu Chemicals Ltd.	664	13,195
Vodafone Idea Ltd.(1)	232,783	23,675
Voltas Ltd.	1,275	12,893
VRL Logistics Ltd.	6,022	41,281
Welspun Corp. Ltd.	23,565	73,324
Welspun India Ltd.	20,423	20,655
West Coast Paper Mills Ltd.	5,873	43,821
Westlife Foodworld Ltd.(1)	808	7,207
Whirlpool of India Ltd.	1,552	29,218
Wipro Ltd., ADR	26,591	136,146
Wockhardt Ltd.(1)	1,829	5,369
Yes Bank Ltd.(1)	673,890	142,461
Zee Entertainment Enterprises Ltd.	65,242	212,551

Zensar Technologies Ltd.	10,622	29,333
		45,548,364
Indonesia — 2.3%
ABM Investama Tbk PT	109,100	25,494
Ace Hardware Indonesia Tbk PT	107,700	3,432
Adaro Energy Indonesia Tbk PT	1,082,800	267,962
Adaro Minerals Indonesia Tbk PT(1)	364,600	37,965
Adhi Karya Persero Tbk PT(1)	245,413	8,128
Adi Sarana Armada Tbk PT(1)	73,600	4,049
Agung Podomoro Land Tbk PT(1)	80,200	826
AKR Corporindo Tbk PT	983,900	86,928
Alam Sutera Realty Tbk PT(1)	534,300	6,029
Aneka Gas Industri Tbk PT	86,700	12,535
Aneka Tambang Tbk PT	398,100	50,700
Astra Agro Lestari Tbk PT	40,600	21,508
Astra International Tbk PT	755,200	292,186
Bank BTPN Syariah Tbk PT	164,600	33,594
Bank Bukopin Tbk PT(1)	1,089,998	8,940
Bank Central Asia Tbk PT	808,600	480,372
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	1,959
Bank Jago Tbk PT(1)	31,000	9,102
Bank Mandiri Persero Tbk PT	730,200	492,565
Bank Negara Indonesia Persero Tbk PT	270,200	171,169
Bank Pan Indonesia Tbk PT	266,100	32,138
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	248,200	21,479
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	5,273
Bank Rakyat Indonesia Persero Tbk PT	1,289,997	410,365
Bank Syariah Indonesia Tbk PT	61,200	5,214
Bank Tabungan Negara Persero Tbk PT	374,000	36,638
Barito Pacific Tbk PT	254,400	12,818
BFI Finance Indonesia Tbk PT	722,900	52,660
Blue Bird Tbk PT	139,500	14,050
Buana Lintas Lautan Tbk PT(1)	553,700	5,495
Bukit Asam Tbk PT	421,600	102,293
Bumi Serpong Damai Tbk PT(1)	732,100	42,764
Buyung Poetra Sembada PT	68,000	497
Charoen Pokphand Indonesia Tbk PT	212,200	77,021
Ciputra Development Tbk PT	1,125,200	72,457
Delta Dunia Makmur Tbk PT(1)	708,900	16,298
Dharma Satya Nusantara Tbk PT	370,800	14,448
Elnusa Tbk PT	183,200	3,826
Erajaya Swasembada Tbk PT	964,900	25,000
Gajah Tunggal Tbk PT(1)	82,900	3,133
Global Mediacom Tbk PT(1)	881,800	16,442
Harum Energy Tbk PT	81,000	9,113
Indah Kiat Pulp & Paper Tbk PT	200,300	128,036
Indika Energy Tbk PT	278,900	51,702
Indo Tambangraya Megah Tbk PT	50,300	133,969
Indocement Tunggal Prakarsa Tbk PT	60,200	38,224
Indofood CBP Sukses Makmur Tbk PT	49,400	31,715
Indofood Sukses Makmur Tbk PT	24,900	10,225
Indosat Tbk PT	103,000	39,142
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	453,652	22,655
Japfa Comfeed Indonesia Tbk PT	274,200	23,249

Jasa Marga Persero Tbk PT(1)	147,500	29,229
Kalbe Farma Tbk PT	769,000	101,507
Kresna Graha Investama Tbk PT(1)	28,000	89
Lippo Karawaci Tbk PT(1)	765,000	4,729
Malindo Feedmill Tbk PT(1)	13,400	465
Matahari Department Store Tbk PT	145,500	47,900
Medco Energi Internasional Tbk PT	1,203,840	81,774
Media Nusantara Citra Tbk PT(1)	624,400	31,682
Medikaloka Hermina Tbk PT	527,400	51,154
Merdeka Copper Gold Tbk PT(1)	385,651	102,656
Mitra Adiperkasa Tbk PT(1)	1,196,800	110,647
Mitra Keluarga Karyasehat Tbk PT	306,200	55,292
Pabrik Kertas Tjiwi Kimia Tbk PT	93,100	49,593
Pacific Strategic Financial Tbk PT(1)	340,600	24,249
Pakuwon Jati Tbk PT	1,083,400	32,674
Panin Financial Tbk PT	1,013,700	30,505
Perusahaan Gas Negara Tbk PT	538,400	64,798
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	344,600	23,817
PP Persero Tbk PT(1)	159,800	9,093
Puradelta Lestari Tbk PT	105,100	1,091
Rimo International Lestari Tbk PT(1)	329,900	1,049
Salim Ivomas Pratama Tbk PT	44,700	1,183
Samudera Indonesia Tbk PT	212,800	30,736
Sarana Menara Nusantara Tbk PT	1,238,500	89,267
Sawit Sumbermas Sarana Tbk PT	567,700	54,756
Selamat Sempurna Tbk PT	68,200	6,659
Semen Indonesia Persero Tbk PT	182,300	88,479
Siloam International Hospitals Tbk PT	16,000	1,292
Smartfren Telecom Tbk PT(1)	3,336,600	15,575
Sri Rejeki Isman Tbk PT(1)	54,600	507
Steel Pipe Industry of Indonesia PT	274,200	4,718
Sumber Alfaria Trijaya Tbk PT	938,300	185,000
Summarecon Agung Tbk PT	747,358	30,333
Surya Citra Media Tbk PT	478,000	7,613
Surya Esa Perkasa Tbk PT	52,700	3,586
Surya Semesta Internusa Tbk PT(1)	20,600	401
Telkom Indonesia Persero Tbk PT, ADR	19,003	484,196
Temas Tbk PT	125,900	15,252
Timah Tbk PT	278,200	21,776
Tower Bersama Infrastructure Tbk PT	253,700	37,509
Transcoal Pacific Tbk PT	29,600	20,514
Tunas Baru Lampung Tbk PT	24,900	1,110
Unilever Indonesia Tbk PT	362,700	110,859
United Tractors Tbk PT	126,200	248,228
Vale Indonesia Tbk PT(1)	121,600	57,606
Waskita Beton Precast Tbk PT(1)	48,300	292
Waskita Karya Persero Tbk PT(1)	384,292	10,347
Wijaya Karya Persero Tbk PT(1)	513,000	30,492
XL Axiata Tbk PT	243,300	33,765
		5,919,826
Malaysia — 1.9%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	1,101
Aeon Co. M Bhd	118,600	36,899
AEON Credit Service M Bhd	500	1,450

Alliance Bank Malaysia Bhd	119,700	104,456
AMMB Holdings Bhd	173,800	163,603
Ann Joo Resources Bhd	16,600	3,953
Astro Malaysia Holdings Bhd	23,800	3,940
ATA IMS Bhd(1)	14,300	751
Axiata Group Bhd	40,600	29,827
Bank Islam Malaysia Bhd	35,200	20,268
Berjaya Corp. Bhd(1)	18,096	1,021
Bermaz Auto Bhd	120,900	53,381
Boustead Holdings Bhd(1)	112,300	15,731
Boustead Plantations Bhd	74,900	11,232
Bumi Armada Bhd(1)	305,000	30,987
Bursa Malaysia Bhd	27,900	43,329
Cahya Mata Sarawak Bhd	32,700	7,760
Capital A Bhd(1)	33,100	4,406
Careplus Group Bhd(1)	13,500	1,300
Carlsberg Brewery Malaysia Bhd	2,500	12,848
CIMB Group Holdings Bhd	267,250	349,561
Coastal Contracts Bhd(1)	3,400	1,715
Comfort Glove Bhd(1)	6,800	706
CSC Steel Holdings Bhd	18,100	4,690
Cypark Resources Bhd(1)	15,400	1,327
Dagang NeXchange Bhd	250,700	33,201
Dayang Enterprise Holdings Bhd	17,100	5,413
Dialog Group Bhd	69,000	35,442
DiGi.Com Bhd	124,100	112,043
DRB-Hicom Bhd	29,900	10,126
Dufu Technology Corp. Bhd	2,800	1,099
Eco World Development Group Bhd	95,100	14,616
Econpile Holdings Bhd(1)	5,500	193
Ekovest Bhd(1)	134,300	10,605
Focus Dynamics Group Bhd(1)	55,800	250
Fraser & Neave Holdings Bhd	5,300	25,090
Frontken Corp. Bhd	54,000	38,390
Gamuda Bhd	154,847	139,102
Genting Bhd	118,100	118,229
Genting Malaysia Bhd	34,300	20,693
Genting Plantations Bhd	6,300	8,812
Globetronics Technology Bhd	12,200	3,183
Greatech Technology Bhd(1)	15,100	15,890
Hai-O Enterprise Bhd	2,076	665
HAP Seng Consolidated Bhd	16,900	25,269
Hartalega Holdings Bhd	108,100	42,287
Heineken Malaysia Bhd	9,800	55,270
Hengyuan Refining Co. Bhd	5,300	4,272
Hextar Global Bhd	4,440	2,278
Hextar Healthcare Bhd(1)	61,100	5,376
Hiap Teck Venture Bhd	125,000	7,928
Hibiscus Petroleum Bhd	304,300	76,275
Hong Leong Bank Bhd	13,300	62,507
Hong Leong Capital Bhd	8,700	12,252
Hong Leong Financial Group Bhd	8,500	35,469
Hong Leong Industries Bhd	400	846
IHH Healthcare Bhd	14,000	18,314
IJM Corp. Bhd	261,800	94,504

Inari Amertron Bhd	72,300	43,931
IOI Corp. Bhd	39,200	33,789
IOI Properties Group Bhd	41,800	10,620
JAKS Resources Bhd(1)	11,180	733
Jaya Tiasa Holdings Bhd	104,500	15,133
Kossan Rubber Industries Bhd	136,100	34,136
KPJ Healthcare Bhd	33,800	7,154
KSL Holdings Bhd(1)	5,500	960
Kuala Lumpur Kepong Bhd	11,300	53,191
Land & General Bhd	29,900	673
LBS Bina Group Bhd	8,961	890
Leong Hup International Bhd(1)	5,600	657
Lii Hen Industries Bhd	4,200	823
Lotte Chemical Titan Holding Bhd	20,000	7,302
Luxchem Corp. Bhd	20,900	2,571
Mah Sing Group Bhd	51,600	6,167
Malakoff Corp. Bhd	6,800	958
Malayan Banking Bhd	162,949	316,724
Malayan Flour Mills Bhd	26,300	4,714
Malaysia Airports Holdings Bhd(1)	27,900	40,463
Malaysia Building Society Bhd	190,000	25,533
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	570
Malaysian Pacific Industries Bhd	6,000	38,217
Malaysian Resources Corp. Bhd	9,900	717
Matrix Concepts Holdings Bhd	18,300	6,522
Maxis Bhd	58,000	50,266
Media Prima Bhd	58,500	5,812
Mega First Corp. Bhd	4,200	3,164
MISC Bhd	64,900	105,410
MKH Bhd	2,900	837
MR DIY Group M Bhd	67,500	31,989
Muhibbah Engineering M Bhd(1)	2,000	203
My EG Services Bhd	132,900	26,655
Naim Holdings Bhd(1)	4,300	532
Nestle Malaysia Bhd	2,200	68,746
OCK Group Bhd	7,100	690
OSK Holdings Bhd	6,600	1,374
Padini Holdings Bhd	12,900	9,991
Paramount Corp. Bhd	3,400	574
Perak Transit Bhd	5,566	1,482
PESTECH International Bhd	29,625	2,046
Petronas Chemicals Group Bhd	95,500	184,034
Petronas Dagangan Bhd	10,200	54,661
Petronas Gas Bhd	29,500	111,582
Poh Huat Resources Holdings Bhd	2,800	884
PPB Group Bhd	15,500	60,079
Press Metal Aluminium Holdings Bhd	39,400	43,290
Public Bank Bhd	476,700	483,454
QL Resources Bhd	31,850	39,873
Ranhill Utilities Bhd(1)	3,829	359
RHB Bank Bhd	95,031	120,380
Sam Engineering & Equipment M Bhd	2,400	2,899
Sapura Energy Bhd(1)	43,200	386
Sarawak Oil Palms Bhd	31,800	18,281
Scientex Bhd	22,400	16,981

Serba Dinamik Holdings Bhd(1)	4,000	18
Sime Darby Bhd	142,000	68,885
Sime Darby Plantation Bhd	115,200	110,500
Sime Darby Property Bhd	33,900	3,714
SP Setia Bhd Group	120,300	18,954
Sports Toto Bhd	7,536	2,815
Sunway Bhd	82,300	31,212
Sunway Construction Group Bhd	11,200	3,742
Supermax Corp. Bhd	208,043	41,849
Syarikat Takaful Malaysia Keluarga Bhd	18,100	14,510
Ta Ann Holdings Bhd	26,400	23,410
Telekom Malaysia Bhd	84,600	106,935
Tenaga Nasional Bhd	78,100	165,651
Thong Guan Industries Bhd	2,400	1,357
TIME dotCom Bhd	58,200	63,967
Tiong NAM Logistics Holdings(1)	26,900	4,069
Top Glove Corp. Bhd	238,700	46,988
Tropicana Corp. Bhd(1)	4,807	1,488
TSH Resources Bhd	77,200	20,892
Uchi Technologies Bhd	7,500	5,684
UEM Sunrise Bhd(1)	6,800	431
UMW Holdings Bhd	5,900	4,329
Unisem M Bhd	51,700	31,901
United Plantations Bhd	5,000	16,364
UWC Bhd	6,400	6,046
Velesto Energy Bhd(1)	250,600	8,263
ViTrox Corp. Bhd	4,000	6,622
Vizione Holdings Bhd(1)	5,100	64
VS Industry Bhd	66,800	13,749
Wah Seong Corp. Bhd(1)	16,200	2,372
WCT Holdings Bhd	7,446	724
Westports Holdings Bhd	38,900	30,013
Yinson Holdings Bhd	131,320	69,642
YTL Corp. Bhd	27,796	3,608
YTL Power International Bhd	117,700	20,194
		4,993,155
Mexico — 2.6%
Alfa SAB de CV, Class A	158,700	111,042
Alpek SAB de CV	45,690	64,460
Alsea SAB de CV(1)	35,100	70,586
America Movil SAB de CV, Class L, ADR	43,995	856,143
Arca Continental SAB de CV	12,800	106,545
Banco del Bajio SA	75,677	245,889
Becle SAB de CV	4,400	9,916
Bolsa Mexicana de Valores SAB de CV	10,700	21,124
Cemex SAB de CV, ADR(1)	24,287	110,992
Coca-Cola Femsa SAB de CV	36,405	248,801
Consorcio ARA SAB de CV	4,900	800
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	5,699	56,876
Corp. Inmobiliaria Vesta SAB de CV	45,700	102,063
El Puerto de Liverpool SAB de CV, Class C1	600	3,485
Fomento Economico Mexicano SAB de CV, ADR	3,422	273,315
GCC SAB de CV	11,000	78,694
Genomma Lab Internacional SAB de CV, Class B	94,200	75,920
Gentera SAB de CV	175,200	185,970

Gruma SAB de CV, B Shares	12,085	149,612
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,759	261,326
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,192	193,760
Grupo Aeroportuario del Sureste SAB de CV, ADR	616	152,331
Grupo Bimbo SAB de CV, Series A	35,600	151,061
Grupo Carso SAB de CV, Series A1	13,100	57,094
Grupo Comercial Chedraui SA de CV	33,500	144,789
Grupo Financiero Banorte SAB de CV, Class O	94,796	760,815
Grupo Financiero Inbursa SAB de CV, Class O(1)	129,050	243,332
Grupo GICSA SAB de CV(1)	8,000	829
Grupo Industrial Saltillo SAB de CV	1,800	2,967
Grupo Mexico SAB de CV, Series B	126,594	515,063
Grupo Rotoplas SAB de CV(1)	1,969	3,400
Grupo Televisa SAB, ADR	36,065	196,915
Grupo Traxion SAB de CV(1)(2)	18,200	26,309
Hoteles City Express SAB de CV(1)	1,300	460
Industrias Penoles SAB de CV(1)	9,820	130,865
Kimberly-Clark de Mexico SAB de CV, A Shares	71,700	122,002
La Comer SAB de CV	32,900	61,421
Megacable Holdings SAB de CV	49,200	124,951
Nemak SAB de CV(1)	231,440	69,454
Orbia Advance Corp. SAB de CV	49,300	96,586
Promotora y Operadora de Infraestructura SAB de CV	14,300	126,783
Qualitas Controladora SAB de CV	23,200	97,675
Regional SAB de CV	4,890	35,703
Sitios Latinoamerica SAB de CV(1)	43,995	19,610
Wal-Mart de Mexico SAB de CV	82,697	326,819
		6,694,553
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR(2)	27,211	222,042
Credicorp Ltd.	1,766	271,169
Intercorp Financial Services, Inc.	4,299	105,755
Southern Copper Corp.	2,142	130,705
		729,671
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	79,690	84,910
Aboitiz Power Corp.	12,100	7,375
ACEN Corp.	112,530	14,202
Alliance Global Group, Inc.	166,000	28,750
Ayala Corp.	9,300	115,477
Ayala Land, Inc.	224,700	127,076
Ayalaland Logistics Holdings Corp.(1)	17,000	959
Bank of the Philippine Islands	57,660	108,334
BDO Unibank, Inc.	80,300	185,856
Cebu Air, Inc.(1)	6,390	4,348
Century Pacific Food, Inc.	41,200	18,433
Converge Information and Communications Technology Solutions, Inc.(1)	156,800	43,186
Cosco Capital, Inc.	51,700	3,662
DMCI Holdings, Inc.	350,700	59,709
DoubleDragon Corp.	2,700	334
East West Banking Corp.	5,400	640
EEI Corp.(1)	5,000	277
Filinvest Land, Inc.	41,000	655
First Gen Corp.	22,300	6,571
Ginebra San Miguel, Inc.	1,300	2,449

Global Ferronickel Holdings, Inc.	171,000	7,197
Globe Telecom, Inc.	1,865	76,120
GT Capital Holdings, Inc.	5,870	45,747
Integrated Micro-Electronics, Inc.(1)	6,600	571
International Container Terminal Services, Inc.	35,900	130,712
JG Summit Holdings, Inc.	84,813	74,436
Jollibee Foods Corp.	26,920	117,064
Manila Electric Co.	5,510	27,324
Manila Water Co., Inc.	32,900	12,625
Max's Group, Inc.(1)	4,100	357
Megaworld Corp.	712,000	28,331
Metro Pacific Investments Corp.	1,015,000	62,191
Metropolitan Bank & Trust Co.	175,050	178,373
Monde Nissin Corp.	229,500	51,396
Nickel Asia Corp.	273,100	26,942
Petron Corp.(1)	75,000	3,288
Pilipinas Shell Petroleum Corp.	1,600	487
PLDT, Inc., ADR(2)	4,443	132,579
Puregold Price Club, Inc.	65,600	41,351
Robinsons Land Corp.	91,300	26,044
Robinsons Retail Holdings, Inc.	34,190	35,511
Security Bank Corp.	57,680	98,393
Semirara Mining & Power Corp.	89,900	53,514
SM Investments Corp.	3,985	66,549
SM Prime Holdings, Inc.	134,900	87,449
Universal Robina Corp.	32,640	76,897
Vista Land & Lifescapes, Inc.	62,800	1,555
Wilcon Depot, Inc.	52,200	29,783
		2,305,989
Poland — 0.8%
Alior Bank SA(1)	7,262	59,716
Allegro.eu SA(1)	1,485	7,594
AmRest Holdings SE(1)	2,830	12,679
Asseco Poland SA	1,398	22,935
Bank Millennium SA(1)	49,227	52,124
Bank Polska Kasa Opieki SA	5,325	101,857
CCC SA(1)	861	7,350
CD Projekt SA	3,015	89,838
Ciech SA(1)	2,368	21,743
Cyfrowy Polsat SA	4,067	17,052
Dino Polska SA(1)	1,614	132,652
Enea SA(1)	26,578	34,604
Eurocash SA(1)	2,586	7,895
Famur SA(1)	6,958	5,348
Grupa Azoty SA(1)	3,462	28,147
Jastrzebska Spolka Weglowa SA(1)	7,794	107,420
KGHM Polska Miedz SA	6,983	184,851
KRUK SA	1,090	72,980
LiveChat Software SA	1,024	25,169
LPP SA	45	97,546
Lubelski Wegiel Bogdanka SA	109	1,053
mBank SA(1)	675	48,461
Mercator Medical SA(1)	146	1,719
Neuca SA	24	3,541
Orange Polska SA	79,818	113,917

PGE Polska Grupa Energetyczna SA(1)	20,198	29,527
PKP Cargo SA(1)	196	633
Polski Koncern Naftowy ORLEN SA	27,322	402,158
Powszechna Kasa Oszczednosci Bank Polski SA	14,593	94,171
Powszechny Zaklad Ubezpieczen SA	14,313	102,463
Santander Bank Polska SA	1,263	78,705
Tauron Polska Energia SA(1)	95,228	43,843
TEN Square Games SA	170	5,210
Warsaw Stock Exchange	783	6,228
XTB SA	4,908	32,469
		2,053,598
Russia(3)†
Gazprom PJSC	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—
Magnit PJSC, GDR(1)	3	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC	849	—
MMC Norilsk Nickel PJSC, ADR	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC, GDR	8,700	—
Novolipetsk Steel PJSC(1)	60,580	—
O'Key Group SA, GDR	1,578	—
PhosAgro PJSC(1)	44	—
PhosAgro PJSC LI, GDR	2	—
PhosAgro PJSC RX	2,275	—
Ros Agro PLC, GDR(1)	3,053	1
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK Co. Ltd., GDR(1)	87	—
VTB Bank PJSC(1)	386,396,000	633
X5 Retail Group NV, GDR	2,570	—
		639
South Africa — 4.3%
Absa Group Ltd.	39,426	472,766
Adcock Ingram Holdings Ltd.	305	920
Advtech Ltd.	12,737	13,713
AECI Ltd.	8,701	46,535
African Rainbow Minerals Ltd.	10,125	175,347
Afrimat Ltd.	756	2,084
Alexander Forbes Group Holdings Ltd.	4,775	1,353
Anglo American Platinum Ltd.	1,400	141,505
AngloGold Ashanti Ltd., ADR	21,208	388,743
Aspen Pharmacare Holdings Ltd.	19,235	159,620
Astral Foods Ltd.	7,442	72,696
Aveng Ltd.(1)	7,715	7,093
AVI Ltd.	22,005	94,412
Balwin Properties Ltd.	4,197	713
Barloworld Ltd.	24,857	150,686
Bid Corp. Ltd.	6,168	119,509
Bidvest Group Ltd.	8,951	120,376
Blue Label Telecoms Ltd.(1)	5,048	1,527
Brait PLC(1)(2)	4,194	1,040

Capitec Bank Holdings Ltd.	1,630	193,522
Cashbuild Ltd.(2)	488	5,531
City Lodge Hotels Ltd.(1)	2,646	761
Clicks Group Ltd.	9,263	159,356
Coronation Fund Managers Ltd.	13,375	27,104
Curro Holdings Ltd.	45,943	22,891
Dis-Chem Pharmacies Ltd.	25,081	44,478
Discovery Ltd.(1)	12,431	91,478
Distell Group Holdings Ltd.(1)	1,448	14,658
DRDGOLD Ltd.	20,138	12,876
EOH Holdings Ltd.(1)(2)	1,194	262
Exxaro Resources Ltd.	13,410	175,404
Famous Brands Ltd.	293	1,013
FirstRand Ltd.	141,744	550,884
Foschini Group Ltd.	26,188	159,654
Gold Fields Ltd., ADR	27,974	311,910
Grindrod Ltd.	37,915	24,526
Grindrod Shipping Holdings Ltd.	2,188	45,398
Harmony Gold Mining Co. Ltd., ADR(2)	38,478	135,058
Impala Platinum Holdings Ltd.	40,015	486,326
Investec Ltd.	14,076	84,958
Kaap Agri Ltd.	177	447
KAP Industrial Holdings Ltd.	178,079	46,279
Kumba Iron Ore Ltd.	2,452	69,272
Lewis Group Ltd.	508	1,463
Life Healthcare Group Holdings Ltd.	32,255	33,086
Metair Investments Ltd.	1,914	3,064
MiX Telematics Ltd., ADR	83	649
Momentum Metropolitan Holdings	196,049	206,760
Motus Holdings Ltd.	16,603	113,336
Mpact Ltd.	965	1,622
Mr Price Group Ltd.	12,571	122,866
MTN Group Ltd.	56,441	462,514
MultiChoice Group	21,390	148,238
Murray & Roberts Holdings Ltd.(1)	1,453	423
Nampak Ltd.(1)	4,076	460
Naspers Ltd., N Shares	3,023	463,317
Nedbank Group Ltd.	22,009	290,922
NEPI Rockcastle NV	34,542	204,310
Netcare Ltd.	121,001	104,699
Ninety One Ltd.	15,489	36,175
Northam Platinum Holdings Ltd.(1)	12,388	142,987
Oceana Group Ltd.(2)	464	1,621
Old Mutual Ltd.(2)	421,474	270,744
Omnia Holdings Ltd.	30,120	122,649
Pepkor Holdings Ltd.	20,522	26,415
Pick n Pay Stores Ltd.(2)	22,957	83,390
PPC Ltd.(1)(2)	125,428	19,127
Rand Merchant Investment Holdings Ltd.	43,611	72,783
Raubex Group Ltd.	2,320	3,738
Reinet Investments SCA	11,800	210,631
Remgro Ltd.	22,295	183,830
Reunert Ltd.	3,156	8,749
RFG Holdings Ltd.	1,040	709
RMB Holdings Ltd.	8,812	312

Royal Bafokeng Platinum Ltd.	15,814	150,868
Sanlam Ltd.	47,525	156,050
Santam Ltd.	2,838	43,173
Sappi Ltd.(1)	75,826	215,638
Sasol Ltd., ADR	26,634	466,361
Shoprite Holdings Ltd.	13,363	196,698
Sibanye Stillwater Ltd., ADR(2)	36,825	412,808
Southern Sun Ltd.(1)	3,866	967
SPAR Group Ltd.	7,714	59,708
Standard Bank Group Ltd.	27,271	287,000
Steinhoff International Holdings NV(1)	112,095	10,961
Sun International Ltd.	488	1,012
Telkom SA SOC Ltd.(1)	51,035	103,011
Thungela Resources Ltd.	21,640	395,000
Tiger Brands Ltd.(2)	9,075	102,368
Transaction Capital Ltd.	9,016	20,017
Trencor Ltd.(1)	1,689	567
Truworths International Ltd.	30,638	101,502
Tsogo Sun Gaming Ltd.(2)	3,616	2,664
Vodacom Group Ltd.(2)	14,702	107,073
Wilson Bayly Holmes-Ovcon Ltd.(1)	1,556	8,608
Woolworths Holdings Ltd.	31,006	118,069
Zeder Investments Ltd.	8,750	899
		10,937,295
South Korea — 13.6%
ABLBio, Inc.(1)	1,967	36,919
Advanced Process Systems Corp.	1,624	24,002
Aekyung Industrial Co. Ltd.	349	4,419
AfreecaTV Co. Ltd.	388	25,961
Agabang&Company(1)	2,113	5,606
Ahnlab, Inc.	230	12,050
Alteogen, Inc.(1)	216	6,143
Amorepacific Corp.	322	32,417
AMOREPACIFIC Group	1,483	36,048
Ananti, Inc.(1)	6,338	30,985
Aprogen pharmaceuticals, Inc.(1)	1,383	536
Aprogen, Inc.(1)	437	230
Asiana Airlines, Inc.(1)	3,845	37,490
BGF Co. Ltd.	616	2,059
BGF retail Co. Ltd.	779	122,254
BH Co. Ltd.	3,372	68,146
Binggrae Co. Ltd.	616	18,491
Bioneer Corp.(1)	1,389	35,730
BNK Financial Group, Inc.	32,494	184,133
Boditech Med, Inc.	953	7,394
Boryung	285	2,328
Bukwang Pharmaceutical Co. Ltd.	513	3,174
Byucksan Corp.	2,612	4,428
Cellid Co. Ltd.(1)	65	712
Celltrion Healthcare Co. Ltd.	392	19,676
Celltrion Pharm, Inc.(1)	252	12,932
Celltrion, Inc.	1,948	264,080
Chabiotech Co. Ltd.(1)	2,331	24,811
Cheil Worldwide, Inc.	4,386	81,350
Chong Kun Dang Pharmaceutical Corp.	789	50,501

Chongkundang Holdings Corp.	42	1,763
Chunbo Co. Ltd.	75	14,027
CJ CGV Co. Ltd.(1)	2,045	27,711
CJ CheilJedang Corp.	437	131,808
CJ Corp.	1,535	90,207
CJ ENM Co. Ltd.	760	49,067
CJ Logistics Corp.(1)	966	65,540
Classys, Inc.	1,624	23,139
CMG Pharmaceutical Co. Ltd.(1)	803	1,294
Com2uSCorp	114	5,478
Cosmax, Inc.	1,131	52,969
CosmoAM&T Co. Ltd.(1)	253	12,397
COSON Co. Ltd.(1)	1,078	2,150
Coway Co. Ltd.	4,999	220,090
COWELL FASHION Co. Ltd.	866	3,457
CrystalGenomics, Inc.(1)	1,166	3,251
CS Wind Corp.	558	32,877
Cuckoo Homesys Co. Ltd.	704	17,321
Daea TI Co. Ltd.(1)	824	2,435
Daeduck Electronics Co. Ltd.	4,805	86,541
Daesang Corp.	1,157	18,820
Daewon Pharmaceutical Co. Ltd.	395	5,380
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	102,425
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	1,178	17,351
Daewoong Co. Ltd.	705	10,979
Daewoong Pharmaceutical Co. Ltd.	323	36,533
Daishin Securities Co. Ltd.	4,161	46,766
Daol Investment & Securities Co. Ltd.	5,885	14,723
Daou Data Corp.	2,016	43,400
Daou Technology, Inc.	2,270	36,155
Dawonsys Co. Ltd.	62	831
DB Financial Investment Co. Ltd.	1,678	5,858
DB HiTek Co. Ltd.	3,627	125,820
DB Insurance Co. Ltd.	5,455	259,285
Dentium Co. Ltd.	478	32,415
Devsisters Co. Ltd.	99	3,525
DGB Financial Group, Inc.	20,789	125,961
DIO Corp.(1)	562	8,344
DL E&C Co. Ltd.	3,312	106,966
DL Holdings Co. Ltd.	1,379	72,861
Dong-A Socio Holdings Co. Ltd.	122	9,477
Dong-A ST Co. Ltd.	223	10,335
Dongjin Semichem Co. Ltd.	2,768	70,840
DongKook Pharmaceutical Co. Ltd.	415	5,066
Dongkuk Steel Mill Co. Ltd.	8,738	93,019
Dongsuh Cos., Inc.	1,309	21,424
Dongwha Enterprise Co. Ltd.(1)	82	4,141
Dongwha Pharm Co. Ltd.	1,215	8,388
Dongwon Development Co. Ltd.	641	1,760
Dongwon F&B Co. Ltd.	93	9,807
Dongwon Industries Co. Ltd.	950	34,053
Dongwon Systems Corp.	217	8,450
Doosan Bobcat, Inc.	917	25,100
Doosan Enerbility Co. Ltd.(1)	8,853	114,715
Doosan Fuel Cell Co. Ltd.(1)	603	15,699

Doosan Tesna, Inc.	1,960	46,547
DoubleUGames Co. Ltd.	275	10,264
Douzone Bizon Co. Ltd.	1,500	41,457
Dreamtech Co. Ltd.	2,473	18,459
Duk San Neolux Co. Ltd.(1)	569	17,129
Echo Marketing, Inc.	366	3,873
Ecopro BM Co. Ltd.	496	43,950
Ecopro Co. Ltd.	169	18,409
Ecopro HN Co. Ltd.	136	5,587
E-MART, Inc.	1,032	73,000
ENF Technology Co. Ltd.	240	4,306
Eo Technics Co. Ltd.	129	7,021
Eoflow Co. Ltd.(1)	486	6,230
Eugene Corp.	3,001	8,610
Eugene Investment & Securities Co. Ltd.	4,439	9,449
Eugene Technology Co. Ltd.	502	9,950
F&F Co. Ltd. / New	900	105,070
F&F Holdings Co. Ltd.	27	592
Fila Holdings Corp.	3,645	92,795
Fine Semitech Corp.	363	4,558
Foosung Co. Ltd.	1,807	18,612
GemVax & Kael Co. Ltd.(1)	680	6,704
Genexine, Inc.(1)	81	1,298
Giantstep, Inc.(1)	170	3,159
GOLFZON Co. Ltd.	448	37,953
Gradiant Corp.	604	6,594
Grand Korea Leisure Co. Ltd.(1)	242	3,148
Green Cross Corp.	41	4,063
Green Cross Holdings Corp.	435	5,787
GS Engineering & Construction Corp.	6,709	121,339
GS Holdings Corp.	5,649	209,968
GS Retail Co. Ltd.	4,711	107,466
HAESUNG DS Co. Ltd.	1,458	47,816
Hana Financial Group, Inc.	20,683	707,401
Hana Materials, Inc.	366	10,021
Hana Micron, Inc.(1)	3,236	27,323
Hanall Biopharma Co. Ltd.(1)	410	4,501
Handsome Co. Ltd.	2,251	44,710
Hanil Cement Co. Ltd.	730	6,925
Hanjin Kal Corp.(1)	187	5,825
Hanjin Transportation Co. Ltd.	337	5,277
Hankook Shell Oil Co. Ltd.	40	7,632
Hankook Tire & Technology Co. Ltd.	5,407	141,215
Hanmi Pharm Co. Ltd.	378	75,576
Hanmi Semiconductor Co. Ltd.	3,377	35,323
Hanon Systems	8,178	54,730
Hansae Co. Ltd.	1,736	21,260
Hansol Chemical Co. Ltd.	375	61,053
Hansol Paper Co. Ltd.	1,067	11,415
Hansol Technics Co. Ltd.(1)	1,045	4,524
Hanssem Co. Ltd.	322	11,589
Hanwha Aerospace Co. Ltd.	3,100	171,972
Hanwha Corp.	3,440	76,834
Hanwha Corp., Preference Shares	729	8,453
Hanwha General Insurance Co. Ltd.(1)	2,607	8,443

Hanwha Investment & Securities Co. Ltd.	10,391	21,227
Hanwha Life Insurance Co. Ltd.(1)	37,675	72,798
Hanwha Solutions Corp.(1)	3,550	140,516
Hanwha Systems Co. Ltd.	2,295	20,246
Harim Holdings Co. Ltd.	7,758	45,626
HD Hyundai Co. Ltd.	5,366	265,322
HDC Holdings Co. Ltd.	1,750	7,677
HDC Hyundai Development Co-Engineering & Construction, E Shares	3,589	30,522
Hite Jinro Co. Ltd.	2,211	44,297
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	8,738
HK inno N Corp.	227	6,576
HL Holdings Corp.	590	15,030
HL Mando Co. Ltd.	3,061	113,513
HLB Global Co. Ltd.(1)	807	4,145
HLB, Inc.(1)	1,434	36,107
HMM Co. Ltd.	20,172	347,646
Hotel Shilla Co. Ltd.	1,180	66,311
HS Industries Co. Ltd.	1,315	4,068
Hugel, Inc.(1)	170	14,959
Humax Co. Ltd.(1)	1,601	4,872
Humedix Co. Ltd.	254	4,326
Huons Co. Ltd.	129	2,983
Huons Global Co. Ltd.	141	2,059
Hwaseung Enterprise Co. Ltd.	315	2,273
HYBE Co. Ltd.(1)	162	17,964
Hyosung Advanced Materials Corp.	134	40,760
Hyosung Chemical Corp.(1)	216	20,890
Hyosung Corp.	369	21,579
Hyosung Heavy Industries Corp.(1)	224	14,602
Hyosung TNC Corp.	224	61,563
Hyundai Autoever Corp.	426	36,608
Hyundai Construction Equipment Co. Ltd.	678	31,294
HYUNDAI Corp.	337	4,690
Hyundai Department Store Co. Ltd.	1,484	68,553
Hyundai Doosan Infracore Co. Ltd.(1)	5,579	35,667
Hyundai Electric & Energy System Co. Ltd.(1)	3,851	124,706
Hyundai Elevator Co. Ltd.	1,982	45,329
Hyundai Engineering & Construction Co. Ltd.	6,782	214,375
Hyundai Futurenet Co. Ltd.	2,521	4,986
Hyundai Glovis Co. Ltd.	1,796	243,643
Hyundai Greenfood Co. Ltd.	4,245	22,895
Hyundai Heavy Industries Co. Ltd.(1)	1,149	105,250
Hyundai Home Shopping Network Corp.	644	24,426
Hyundai Livart Furniture Co. Ltd.	429	3,362
Hyundai Marine & Fire Insurance Co. Ltd.	8,078	186,333
Hyundai Mipo Dockyard Co. Ltd.(1)	294	19,578
Hyundai Mobis Co. Ltd.	1,875	306,897
Hyundai Motor Co.	5,134	668,861
Hyundai Rotem Co. Ltd.(1)	1,229	30,096
Hyundai Steel Co.	6,853	179,308
Hyundai Wia Corp.	564	26,056
ICD Co. Ltd.	2,133	14,942
Iljin Diamond Co. Ltd.	93	1,231
Iljin Materials Co. Ltd.	319	15,299
Ilyang Pharmaceutical Co. Ltd.	2,125	28,456

iMarketKorea, Inc.	2,108	16,594
Industrial Bank of Korea	22,154	189,631
Innocean Worldwide, Inc.	782	26,027
Innox Advanced Materials Co. Ltd.	1,309	29,429
Inscobee, Inc.(1)	756	942
Insun ENT Co. Ltd.(1)	1,650	11,915
Interflex Co. Ltd.(1)	276	2,360
INTOPS Co. Ltd.	1,921	44,417
iNtRON Biotechnology, Inc.(1)	2,914	19,564
IS Dongseo Co. Ltd.	2,292	60,270
i-SENS, Inc.	272	6,855
JB Financial Group Co. Ltd.	14,750	94,887
Jeil Pharmaceutical Co. Ltd.	24	349
Jeju Air Co. Ltd.(1)	273	2,313
Jin Air Co. Ltd.(1)	624	6,636
Jusung Engineering Co. Ltd.	4,806	47,150
JW Holdings Corp.	399	935
JW Pharmaceutical Corp.	2,377	35,880
JYP Entertainment Corp.	1,575	73,613
Kakao Corp.	4,437	194,680
Kakao Games Corp.(1)	699	23,688
KakaoBank Corp.(1)	897	17,403
Kangwon Land, Inc.(1)	1,592	30,594
KB Financial Group, Inc., ADR(2)	18,091	712,966
KC Co. Ltd.	435	6,075
KC Tech Co. Ltd.	493	6,285
KCC Corp.	306	56,315
KCC Glass Corp.	1,172	36,831
KEPCO Engineering & Construction Co., Inc.	229	10,703
KEPCO Plant Service & Engineering Co. Ltd.	1,281	33,850
KG DONGBUSTEEL	279	1,945
Kginicis Co. Ltd.	1,731	17,047
KH Feelux Co. Ltd.(1)	8,049	5,936
KH Vatec Co. Ltd.	1,906	22,042
Kia Corp.	14,356	756,043
KISCO Corp.	1,358	6,962
KIWOOM Securities Co. Ltd.	1,873	132,879
KMW Co. Ltd.(1)	276	5,840
Koentec Co. Ltd.	632	3,863
Koh Young Technology, Inc.	700	7,704
Kolmar BNH Co. Ltd.	169	3,118
Kolmar Korea Co. Ltd.	104	3,100
Kolmar Korea Holdings Co. Ltd.	244	2,888
Kolon Industries, Inc.	1,544	54,667
KoMiCo Ltd.	1,114	40,675
Komipharm International Co. Ltd.(1)	185	1,093
KONA I Co. Ltd.(1)	716	9,568
Korea Aerospace Industries Ltd.	4,485	166,561
Korea Circuit Co. Ltd.(1)	1,642	18,419
Korea Electric Power Corp., ADR(1)(2)	17,239	139,291
Korea Electric Terminal Co. Ltd.	609	26,999
Korea Gas Corp.	430	11,476
Korea Investment Holdings Co. Ltd.	4,226	187,853
Korea Line Corp.(1)	17,992	29,961
Korea Petrochemical Ind Co. Ltd.	318	39,667

Korea Real Estate Investment & Trust Co. Ltd.	3,951	4,218
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,976	179,167
Korea United Pharm, Inc.	247	4,365
Korea Zinc Co. Ltd.	260	125,697
Korean Air Lines Co. Ltd.(1)	13,827	271,271
Korean Reinsurance Co.	6,669	42,708
Krafton, Inc.(1)	485	85,364
KT Skylife Co. Ltd.	1,686	11,058
Kumho Petrochemical Co. Ltd.	1,757	202,105
Kumho Tire Co., Inc.(1)	3,469	7,999
Kwang Dong Pharmaceutical Co. Ltd.	671	3,121
Kyobo Securities Co. Ltd.	138	617
Kyung Dong Navien Co. Ltd.	141	3,960
L&C Bio Co. Ltd.	334	6,094
L&F Co. Ltd.(1)	331	57,076
LB Semicon, Inc.	1,686	10,374
LEENO Industrial, Inc.	638	84,635
LF Corp.	3,890	47,885
LG Chem Ltd.	847	483,494
LG Corp.	1,880	121,242
LG Display Co. Ltd., ADR(2)	47,208	267,197
LG Electronics, Inc.	6,272	473,283
LG Energy Solution Ltd.(1)	324	146,567
LG H&H Co. Ltd.	251	126,664
LG HelloVision Co. Ltd.	1,238	4,884
LG Innotek Co. Ltd.	1,145	276,057
LG Uplus Corp.	16,787	155,183
LIG Nex1 Co. Ltd.	1,456	102,918
Lock&Lock Co. Ltd.	304	1,522
Lotte Chemical Corp.	703	99,244
Lotte Chilsung Beverage Co. Ltd.	381	45,781
Lotte Confectionery Co. Ltd.	165	16,230
Lotte Corp.	231	5,804
Lotte Data Communication Co.	464	8,276
LOTTE Fine Chemical Co. Ltd.	1,867	89,427
LOTTE Himart Co. Ltd.	116	1,191
Lotte Rental Co. Ltd.	1,895	42,213
Lotte Shopping Co. Ltd.	1,215	78,968
LS Corp.	813	47,021
LS Electric Co. Ltd.	817	36,224
Lutronic Corp.	1,474	22,506
LVMC Holdings(1)	986	2,247
LX Hausys Ltd.	634	17,426
LX Holdings Corp.(1)	3,787	27,249
LX INTERNATIONAL Corp.	1,786	56,278
LX Semicon Co. Ltd.	992	67,687
Maeil Dairies Co. Ltd.	252	9,527
Medytox, Inc.	163	14,954
MegaStudyEdu Co. Ltd.	837	50,109
Meritz Financial Group, Inc.	3,092	90,086
Meritz Fire & Marine Insurance Co. Ltd.	4,008	141,656
Meritz Securities Co. Ltd.	32,838	147,711
Mirae Asset Life Insurance Co. Ltd.	2,237	4,814
Mirae Asset Securities Co. Ltd.	26,938	137,484
Miwon Commercial Co. Ltd.	26	3,393

Namhae Chemical Corp.	960	6,713
Namsun Aluminum Co. Ltd.(1)	4,341	8,497
NAVER Corp.	2,003	291,163
NCSoft Corp.	712	257,926
Neowiz(1)	1,144	35,747
NEPES Corp.(1)	2,001	29,943
Netmarble Corp.	181	6,807
Nexen Tire Corp.	3,291	17,657
NEXTIN, Inc.	591	25,024
NH Investment & Securities Co. Ltd.	14,115	104,176
NHN Corp.(1)	938	17,797
NHN KCP Corp.(1)	1,223	13,192
NICE Holdings Co. Ltd.	1,626	15,550
NICE Information Service Co. Ltd.	1,931	18,981
NongShim Co. Ltd.	253	63,441
OCI Co. Ltd.	932	68,568
OptoElectronics Solutions Co. Ltd.	81	1,028
Orion Corp./Republic of Korea	1,920	172,411
Orion Holdings Corp.	2,268	26,508
Osstem Implant Co. Ltd.	576	49,250
Ottogi Corp.	144	48,842
Pan Ocean Co. Ltd.	34,063	141,702
Paradise Co. Ltd.(1)	1,512	20,021
Park Systems Corp.	268	24,241
Partron Co. Ltd.	4,798	32,448
Pearl Abyss Corp.(1)	642	21,623
PharmaResearch Co. Ltd.	223	11,524
PI Advanced Materials Co. Ltd.	961	23,788
Poongsan Corp.	487	11,331
POSCO Chemical Co. Ltd.	347	58,611
POSCO Holdings, Inc., ADR	12,950	738,927
Posco ICT Co. Ltd.	4,331	23,361
Posco International Corp.	2,436	44,883
PSK, Inc.	2,182	30,302
Pulmuone Co. Ltd.	627	5,307
S&S Tech Corp.	452	9,763
S-1 Corp.	691	33,798
Samchully Co. Ltd.	65	18,795
Samjin Pharmaceutical Co. Ltd.	249	4,954
Samsung Biologics Co. Ltd.(1)	357	242,809
Samsung C&T Corp.	1,987	186,396
Samsung Card Co. Ltd.	448	11,034
Samsung Electro-Mechanics Co. Ltd.	3,411	373,395
Samsung Electronics Co. Ltd., GDR	5,003	5,942,836
Samsung Engineering Co. Ltd.(1)	13,444	254,174
Samsung Fire & Marine Insurance Co. Ltd.	2,950	463,035
Samsung Heavy Industries Co. Ltd.(1)	41,565	166,291
Samsung Life Insurance Co. Ltd.	4,435	248,972
Samsung Pharmaceutical Co. Ltd.(1)	723	1,566
Samsung SDI Co. Ltd.	1,332	751,951
Samsung SDS Co. Ltd.	986	96,344
Samsung Securities Co. Ltd.	6,127	165,810
Samwha Capacitor Co. Ltd.	200	5,380
Samyang Corp.	176	5,258
Samyang Foods Co. Ltd.	395	33,740

Samyang Holdings Corp.	195	9,941
Sangsangin Co. Ltd.	4,184	19,875
SD Biosensor, Inc.	3,414	86,373
Seah Besteel Holdings Corp.	911	13,459
SeAH Steel Corp.	339	39,188
SeAH Steel Holdings Corp.	160	21,465
Sebang Global Battery Co. Ltd.	158	5,878
Seegene, Inc.	4,156	97,282
Seobu T&D	1,800	10,285
Seojin System Co. Ltd.	1,030	12,991
Seoul Semiconductor Co. Ltd.	5,788	49,568
Seoul Viosys Co. Ltd.	377	1,646
SFA Engineering Corp.	912	28,049
SFA Semicon Co. Ltd.(1)	2,124	7,409
Shin Poong Pharmaceutical Co. Ltd.(1)	78	1,301
Shinhan Financial Group Co. Ltd., ADR(2)	27,592	800,720
Shinsegae International, Inc.	1,719	32,021
Shinsegae, Inc.	780	126,144
Shinsung E&G Co. Ltd.(1)	2,421	3,590
Shinyoung Securities Co. Ltd.	132	5,825
SIMMTECH Co. Ltd.	2,906	75,111
SK Biopharmaceuticals Co. Ltd.(1)	1,017	57,482
SK Bioscience Co. Ltd.(1)	259	16,566
SK Chemicals Co. Ltd.	1,075	73,394
SK D&D Co. Ltd.	398	6,991
SK Discovery Co. Ltd.	345	8,487
SK Gas Ltd.	126	12,309
SK Hynix, Inc.	24,762	1,634,292
SK IE Technology Co. Ltd.(1)	232	11,876
SK Innovation Co. Ltd.(1)	1,851	256,105
SK Networks Co. Ltd.	21,603	69,808
SK Securities Co. Ltd.	31,975	16,922
SK, Inc.	1,039	175,368
SKC Co. Ltd.	731	63,405
SL Corp.	1,283	27,714
SM Entertainment Co. Ltd.	586	35,901
SNT Motiv Co. Ltd.	434	14,889
S-Oil Corp.	3,158	209,085
Songwon Industrial Co. Ltd.	1,219	16,549
Soulbrain Co. Ltd.	232	38,137
Soulbrain Holdings Co. Ltd.	101	2,125
SPC Samlip Co. Ltd.	100	5,320
STIC Investments, Inc.	700	3,207
Studio Dragon Corp.(1)	147	8,221
Suheung Co. Ltd.	280	6,935
Taeyoung Engineering & Construction Co. Ltd.	1,144	4,357
Taihan Electric Wire Co. Ltd.(1)	14,989	19,530
TES Co. Ltd.	1,403	19,187
TK Corp.	771	10,583
TKG Huchems Co. Ltd.	1,424	23,526
Tokai Carbon Korea Co. Ltd.	392	32,246
Tongyang Life Insurance Co. Ltd.	4,796	20,206
Tongyang, Inc.	3,527	2,875
Toptec Co. Ltd.(1)	247	1,497
TSE Co. Ltd.	162	5,236

TY Holdings Co. Ltd.(1)	1,322	12,444
Unid Co. Ltd.	385	29,017
UNIDBTPLUS Co. Ltd.(1)	605	2,918
UniTest, Inc.(1)	329	3,288
Value Added Technology Co. Ltd.	1,055	26,085
Vieworks Co. Ltd.	344	8,357
Webzen, Inc.(1)	493	6,297
Wemade Co. Ltd.	705	19,468
Winix, Inc.	383	3,177
WiSoL Co. Ltd.	935	5,094
Wonik Holdings Co. Ltd.(1)	908	2,457
WONIK IPS Co. Ltd.	1,371	30,178
Wonik Materials Co. Ltd.	174	4,289
Wonik QnC Corp.	1,985	41,664
Woongjin Thinkbig Co. Ltd.	2,317	4,744
Woori Financial Group, Inc.	46,809	467,619
Woori Investment Bank Co. Ltd.	18,555	11,135
Woori Technology Investment Co. Ltd.(1)	6,780	23,446
YG Entertainment, Inc.	598	20,286
Youngone Corp.	1,635	59,574
Youngone Holdings Co. Ltd.	707	30,627
Yuanta Securities Korea Co. Ltd.	8,160	16,897
Yuhan Corp.	1,102	49,259
Zinus, Inc.	315	7,771
		34,803,519
Taiwan — 16.8%
Abico Avy Co. Ltd.(1)	6,020	3,986
Ability Enterprise Co. Ltd.	22,000	16,035
AcBel Polytech, Inc.	24,000	23,659
Accton Technology Corp.	5,000	44,491
Acer, Inc.	239,000	191,811
ACES Electronic Co. Ltd.	7,514	7,942
Acon Holding, Inc.(1)	30,465	12,565
Acter Group Corp. Ltd.	10,000	32,785
ADATA Technology Co. Ltd.	23,000	46,603
Advanced Analog Technology, Inc.	2,000	3,481
Advanced International Multitech Co. Ltd.	16,000	51,480
Advanced Power Electronics Corp.	6,000	22,675
Advantech Co. Ltd.	6,099	66,390
AGV Products Corp.	14,000	4,791
Airmate Cayman International Co. Ltd.(1)	1,060	575
Airtac International Group	2,046	63,462
Alcor Micro Corp.	4,000	4,420
Alexander Marine Co. Ltd.	4,000	42,211
Allied Circuit Co. Ltd.	2,000	7,842
Allied Supreme Corp.	3,000	31,870
Allis Electric Co. Ltd.	2,315	2,206
Alltek Technology Corp.	8,013	9,185
Alltop Technology Co. Ltd.	3,500	14,419
Alpha Networks, Inc.	5,773	5,862
Altek Corp.	7,000	8,657
Amazing Microelectronic Corp.	7,000	22,417
Ampire Co. Ltd.	2,000	1,828
AMPOC Far-East Co. Ltd.	2,000	2,752
AmTRAN Technology Co. Ltd.	52,806	16,680

Anji Technology Co. Ltd.	5,000	7,665
Anpec Electronics Corp.	5,000	21,687
Apacer Technology, Inc.	1,000	1,380
APAQ Technology Co. Ltd.	3,000	4,043
APCB, Inc.	2,000	1,091
Apex International Co. Ltd.	14,000	27,565
Arcadyan Technology Corp.	1,000	3,420
Ardentec Corp.	56,000	91,551
Argosy Research, Inc.	4,155	12,059
ASE Technology Holding Co. Ltd., ADR	88,544	602,099
Asia Cement Corp.	167,000	224,400
Asia Optical Co., Inc.	2,000	4,327
Asia Pacific Telecom Co. Ltd.(1)	28,621	5,755
Asia Polymer Corp.	47,353	44,393
Asia Vital Components Co. Ltd.	30,000	111,767
ASolid Technology Co. Ltd.	2,000	4,817
ASROCK, Inc.	2,000	8,580
Asustek Computer, Inc.	23,000	199,918
Aten International Co. Ltd.	2,000	5,019
Audix Corp.	1,000	1,711
AUO Corp.	496,640	262,002
AURAS Technology Co. Ltd.	5,000	25,637
Avermedia Technologies	8,800	6,687
Bafang Yunji International Co. Ltd.	5,000	34,342
Bank of Kaohsiung Co. Ltd.	51,814	21,636
Basso Industry Corp.	17,000	23,093
BenQ Materials Corp.	17,000	18,197
BES Engineering Corp.	164,000	44,118
Bin Chuan Enterprise Co. Ltd.	2,000	1,538
Bora Pharmaceuticals Co. Ltd.	3,301	48,314
Brighton-Best International Taiwan, Inc.	31,000	36,503
C Sun Manufacturing Ltd.	7,354	10,959
Capital Securities Corp.	136,000	52,140
Career Technology MFG. Co. Ltd.(1)	52,020	47,132
Catcher Technology Co. Ltd.	60,000	357,902
Cathay Financial Holding Co. Ltd.	305,000	434,033
Cayman Engley Industrial Co. Ltd.	2,000	3,989
Central Reinsurance Co. Ltd.	21,000	13,082
Century Iron & Steel Industrial Co. Ltd.	7,000	19,449
Chailease Holding Co. Ltd.	15,146	99,969
ChainQui Construction Development Co. Ltd.(1)	2,200	1,043
Champion Building Materials Co. Ltd.	22,500	7,233
Champion Microelectronic Corp.	4,000	5,499
Chang Hwa Commercial Bank Ltd.	281,236	160,158
Chang Wah Electromaterials, Inc.	39,000	40,911
Chang Wah Technology Co. Ltd.	2,500	2,677
Channel Well Technology Co. Ltd.	2,000	1,796
Charoen Pokphand Enterprise	12,100	31,004
CHC Healthcare Group	9,000	13,256
Chen Full International Co. Ltd.(1)	4,000	5,070
Cheng Loong Corp.	55,000	48,544
Cheng Mei Materials Technology Corp.(1)	48,000	15,740
Cheng Shin Rubber Industry Co. Ltd.	149,000	169,782
Cheng Uei Precision Industry Co. Ltd.	40,000	51,488
Chia Chang Co. Ltd.	5,000	5,913

Chia Hsin Cement Corp.	2,000	1,155
Chicony Electronics Co. Ltd.	28,000	75,850
Chicony Power Technology Co. Ltd.	4,000	9,383
China Airlines Ltd.(2)	216,000	128,891
China Bills Finance Corp.	46,000	22,602
China Chemical & Pharmaceutical Co. Ltd.	29,000	19,855
China Development Financial Holding Corp.	676,760	295,467
China Development Financial Holding Corp., Preference Shares	80,081	19,621
China Electric Manufacturing Corp.	28,000	13,547
China General Plastics Corp.	26,805	19,517
China Man-Made Fiber Corp.(1)	82,000	23,396
China Metal Products	1,000	966
China Motor Corp.	17,000	32,106
China Petrochemical Development Corp.	262,690	89,044
China Steel Chemical Corp.	8,000	28,429
China Steel Corp.	418,000	396,801
China Wire & Cable Co. Ltd.	22,000	19,595
Chinese Maritime Transport Ltd.	7,000	8,482
Ching Feng Home Fashions Co. Ltd.	1,000	573
Chin-Poon Industrial Co. Ltd.	44,000	45,885
Chipbond Technology Corp.	74,000	140,653
ChipMOS Technologies, Inc.	76,000	83,818
Chlitina Holding Ltd.	4,000	22,686
Chong Hong Construction Co. Ltd.	2,000	4,674
Chroma ATE, Inc.	19,000	123,956
Chun Yuan Steel Industry Co. Ltd.	32,000	16,570
Chung Hwa Pulp Corp.	19,000	11,041
Chung-Hsin Electric & Machinery Manufacturing Corp.	58,000	111,774
Chunghwa Precision Test Tech Co. Ltd.	2,000	34,225
Chunghwa Telecom Co. Ltd., ADR	6,718	245,341
Cleanaway Co. Ltd.	6,000	33,609
Clevo Co.	25,000	25,902
CMC Magnetics Corp.(1)	58,280	13,619
Compal Electronics, Inc.	383,000	269,708
Compeq Manufacturing Co. Ltd.	107,000	174,307
Concord International Securities Co. Ltd.	13,780	4,600
Concord Securities Co. Ltd.	40,028	13,203
Concraft Holding Co. Ltd.(1)	3,000	707
Continental Holdings Corp.	56,000	54,576
Contrel Technology Co. Ltd.	13,000	7,054
Coretronic Corp.	30,000	56,803
Co-Tech Development Corp.	17,000	30,427
CTBC Financial Holding Co. Ltd.	749,000	562,647
CTCI Corp.	62,000	81,909
CviLux Corp.	4,000	4,350
CyberTAN Technology, Inc.	25,000	20,708
DA CIN Construction Co. Ltd.	25,000	24,653
Darfon Electronics Corp.	12,000	15,706
Darwin Precisions Corp.(1)	23,000	6,863
Daxin Materials Corp.	6,000	13,430
Delta Electronics, Inc.	17,000	168,108
Depo Auto Parts Ind Co. Ltd.	15,000	36,844
Dimerco Express Corp.	17,240	41,089
DONPON PRECISION, Inc.	10,000	7,998
Dr Wu Skincare Co. Ltd.	3,000	9,284

Dyaco International, Inc.	1,000	1,299
Dynamic Holding Co. Ltd.	27,274	15,446
Dynapack International Technology Corp.	9,000	21,843
E Ink Holdings, Inc.	5,000	29,981
E.Sun Financial Holding Co. Ltd.	225,300	182,022
Eastern Media International Corp.	12,825	8,911
Eclat Textile Co. Ltd.	1,000	15,025
eGalax_eMPIA Technology, Inc.	2,142	4,030
Egis Technology, Inc.	2,000	4,259
Elan Microelectronics Corp.	28,000	82,353
E-LIFE MALL Corp.	1,000	2,630
Elite Advanced Laser Corp.	8,000	10,472
Elite Material Co. Ltd.	17,000	106,771
Elite Semiconductor Microelectronics Technology, Inc.	18,000	43,474
Elitegroup Computer Systems Co. Ltd.(1)	35,000	25,714
eMemory Technology, Inc.	2,000	97,608
Emerging Display Technologies Corp.	25,000	17,142
ENE Technology, Inc.	5,000	4,668
ENNOSTAR, Inc.	59,325	91,511
Eson Precision Ind Co. Ltd.	1,000	1,957
Eternal Materials Co. Ltd.	17,100	18,510
Eva Airways Corp.(2)	202,000	186,332
Evergreen International Storage & Transport Corp.	36,000	33,664
Evergreen Marine Corp. Taiwan Ltd.	48,800	261,995
EVERGREEN Steel Corp.	15,000	25,701
Everlight Chemical Industrial Corp.	26,000	16,251
Everlight Electronics Co. Ltd.	54,000	66,142
Excellence Opto, Inc.	2,000	1,570
Excelliance Mos Corp.	2,000	8,233
Excelsior Medical Co. Ltd.	12,600	26,610
Far Eastern Department Stores Ltd.	15,000	9,581
Far Eastern International Bank	214,497	76,412
Far Eastern New Century Corp.	239,000	252,962
Far EasTone Telecommunications Co. Ltd.	112,000	247,305
Faraday Technology Corp.	14,000	78,302
Farglory F T Z Investment Holding Co. Ltd.	12,000	21,560
Farglory Land Development Co. Ltd.	27,000	47,926
Federal Corp.(1)	9,000	6,283
Feedback Technology Corp.	3,000	8,128
Feng Hsin Steel Co. Ltd.	12,000	26,133
Feng TAY Enterprise Co. Ltd.	1,200	7,333
Firich Enterprises Co. Ltd.	9,630	9,160
First Financial Holding Co. Ltd.	325,138	277,531
First Steamship Co. Ltd.(1)	79,350	22,484
FIT Holding Co. Ltd.	9,000	7,708
Fitipower Integrated Technology, Inc.	5,451	22,532
Fittech Co. Ltd.	5,000	15,128
FLEXium Interconnect, Inc.(1)	40,000	139,727
Flytech Technology Co. Ltd.	11,000	24,935
FocalTech Systems Co. Ltd.	4,900	10,637
Forcecon Tech Co. Ltd.	3,559	6,270
Formosa Advanced Technologies Co. Ltd.	5,000	6,451
Formosa Chemicals & Fibre Corp.	71,000	175,787
Formosa International Hotels Corp.	4,000	30,867
Formosa Laboratories, Inc.	4,000	7,854

Formosa Optical Technology Co. Ltd.	1,000	1,878
Formosa Petrochemical Corp.	10,000	27,555
Formosa Plastics Corp.	161,000	472,230
Formosa Sumco Technology Corp.	2,000	10,402
Formosa Taffeta Co. Ltd.	63,000	54,711
Formosan Rubber Group, Inc.	13,000	9,427
Formosan Union Chemical	30,000	22,736
Founding Construction & Development Co. Ltd.	2,000	1,154
Foxconn Technology Co. Ltd.	68,000	115,586
Franbo Lines Corp.	12,966	7,779
FSP Technology, Inc.	5,000	6,274
Fubon Financial Holding Co. Ltd.	288,082	572,194
Fulgent Sun International Holding Co. Ltd.	42	207
Full Wang International Development Co. Ltd.	2,000	731
Fulltech Fiber Glass Corp.	14,419	5,944
Fusheng Precision Co. Ltd.	2,000	14,079
G Shank Enterprise Co. Ltd.	9,000	14,259
Gallant Precision Machining Co. Ltd.	7,000	6,436
Gamania Digital Entertainment Co. Ltd.	16,000	34,896
GEM Services, Inc.	3,000	6,853
Gemtek Technology Corp.	45,000	42,059
General Interface Solution Holding Ltd.	30,000	87,273
Generalplus Technology, Inc.	4,000	6,512
GeneReach Biotechnology Corp.	4,400	7,415
Genius Electronic Optical Co. Ltd.	8,000	103,967
Getac Holdings Corp.	12,000	16,689
Giant Manufacturing Co. Ltd.	6,217	46,712
Gigabyte Technology Co. Ltd.	29,000	103,357
Global Brands Manufacture Ltd.	23,200	22,837
Global Lighting Technologies, Inc.	5,000	10,314
Global Mixed Mode Technology, Inc.	4,000	19,345
Global PMX Co. Ltd.	4,000	21,340
Global Unichip Corp.(2)	5,000	120,990
Globalwafers Co. Ltd.	8,000	124,236
Globe Union Industrial Corp.(1)	2,000	887
Gloria Material Technology Corp.	30,000	32,410
Gold Circuit Electronics Ltd.	26,100	83,534
Goldsun Building Materials Co. Ltd.	80,990	67,016
Gourmet Master Co. Ltd.	3,000	11,946
Grand Fortune Securities Co. Ltd.	11,269	3,837
Grand Pacific Petrochemical	76,000	51,602
Grand Process Technology Corp.	1,000	7,808
Grape King Bio Ltd.	6,000	27,609
Great Tree Pharmacy Co. Ltd.	3,260	31,992
Great Wall Enterprise Co. Ltd.	17,304	25,034
Greatek Electronics, Inc.	33,000	52,724
Group Up Industrial Co. Ltd.	3,000	8,667
GTM Holdings Corp.	2,000	1,644
Hai Kwang Enterprise Corp.	12,000	7,946
Hannstar Board Corp.	40,301	45,154
HannStar Display Corp.	252,000	94,267
HannsTouch Solution, Inc.	53,000	16,396
Harmony Electronics Corp.	5,000	5,200
Harvatek Corp.	11,000	6,641
Heran Co. Ltd.	2,000	6,729

Highlight Tech Corp.	7,000	11,323
Highwealth Construction Corp.	1,210	1,761
Hiroca Holdings Ltd.	4,000	5,965
Hitron Technology, Inc.	3,000	2,669
Hiwin Technologies Corp.	18,675	113,979
Ho Tung Chemical Corp.	81,000	23,018
Hocheng Corp.	22,140	14,891
Holdings-Key Electric Wire & Cable Co. Ltd.	7,200	3,348
Holiday Entertainment Co. Ltd.	850	1,770
Holtek Semiconductor, Inc.	13,000	30,314
Holy Stone Enterprise Co. Ltd.	10,000	29,321
Hon Hai Precision Industry Co. Ltd.	519,000	1,699,354
Hong Pu Real Estate Development Co. Ltd.(1)	2,000	1,476
Hong TAI Electric Industrial	19,000	10,270
Hong YI Fiber Industry Co.	2,000	1,173
Horizon Securities Co. Ltd.	19,080	6,271
Hota Industrial Manufacturing Co. Ltd.	2,147	5,271
Hotai Finance Co. Ltd.	18,000	59,904
Hotai Motor Co. Ltd.	9,000	190,958
Hsing TA Cement Co.	2,000	1,026
HTC Corp.(1)	9,000	17,152
Hu Lane Associate, Inc.	4,025	20,579
Hua Nan Financial Holdings Co. Ltd.	291,572	215,915
Huaku Development Co. Ltd.	21,000	60,753
Huang Hsiang Construction Corp.	14,000	19,496
Hung Ching Development & Construction Co. Ltd.	2,000	1,403
Hung Sheng Construction Ltd.	16,920	14,168
IBF Financial Holdings Co. Ltd.	175,256	65,459
Ichia Technologies, Inc.	45,000	26,546
IEI Integration Corp.	19,000	44,601
Infortrend Technology, Inc.	23,000	14,809
Innodisk Corp.	9,000	55,189
Innolux Corp.	727,900	296,534
Inpaq Technology Co. Ltd.	5,000	8,458
Integrated Service Technology, Inc.(1)	14,000	35,814
International CSRC Investment Holdings Co.	60,000	40,888
International Games System Co. Ltd.	14,000	177,808
Inventec Corp.	123,000	99,255
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,356
ITE Technology, Inc.	18,000	42,199
ITEQ Corp.	15,000	37,450
Jarllytec Co. Ltd.	3,000	6,004
Jess-Link Products Co. Ltd.	10,000	12,766
Jih Lin Technology Co. Ltd.	2,000	4,393
Jinan Acetate Chemical Co. Ltd.	6,249	34,524
Joinsoon Electronics Manufacturing Co. Ltd.	10,000	7,018
K Laser Technology, Inc.	2,000	1,219
Kaimei Electronic Corp.	2,400	4,591
Kaori Heat Treatment Co. Ltd.	8,000	42,624
KEE TAI Properties Co. Ltd.	42,000	16,920
Kenda Rubber Industrial Co. Ltd.	17,040	17,365
Kenmec Mechanical Engineering Co. Ltd.(1)	27,000	23,051
Kerry TJ Logistics Co. Ltd.	23,000	27,916
Kindom Development Co. Ltd.	26,400	24,613
King Yuan Electronics Co. Ltd.	118,000	137,172

King's Town Bank Co. Ltd.	77,000	87,326
Kinik Co.(2)	12,000	44,352
Kinpo Electronics	53,000	24,270
Kinsus Interconnect Technology Corp.	17,000	69,011
KMC Kuei Meng International, Inc.	2,000	10,044
KNH Enterprise Co. Ltd.	4,000	2,269
KS Terminals, Inc.	1,000	2,420
Kung Long Batteries Industrial Co. Ltd.	2,000	8,958
Kung Sing Engineering Corp.(1)	4,400	941
Kuo Toong International Co. Ltd.	13,000	8,977
Kuo Yang Construction Co. Ltd.	4,545	2,862
L&K Engineering Co. Ltd.	5,000	5,523
LandMark Optoelectronics Corp.	6,000	23,426
Lanner Electronics, Inc.	3,000	9,363
Largan Precision Co. Ltd.	5,000	376,728
Leadtek Research, Inc.	1,400	1,722
Lealea Enterprise Co. Ltd.	23,000	7,968
Lelon Electronics Corp.	2,000	3,699
Li Peng Enterprise Co. Ltd.(1)	34,000	8,948
Lian HWA Food Corp.	4,884	11,883
Lien Hwa Industrial Holdings Corp.	1,339	2,227
Lingsen Precision Industries Ltd.	32,000	14,989
Lite-On Technology Corp.	55,000	117,378
Long Da Construction & Development Corp.	2,000	1,475
Longchen Paper & Packaging Co. Ltd.	27,591	14,759
Lotes Co. Ltd.	4,038	114,362
Lotus Pharmaceutical Co. Ltd.(1)	9,000	71,993
Lucky Cement Corp.	9,000	3,193
Lumax International Corp. Ltd.	900	2,057
Lung Yen Life Service Corp.	23,000	27,892
Macauto Industrial Co. Ltd.	2,000	3,994
Machvision, Inc.	2,000	9,062
Macroblock, Inc.	3,000	10,306
Macronix International Co. Ltd.	175,000	198,911
Marketech International Corp.	6,000	23,677
Materials Analysis Technology, Inc.	3,000	14,017
MediaTek, Inc.	19,000	459,112
Mega Financial Holding Co. Ltd.	172,200	179,339
Megaforce Co. Ltd.	9,000	5,175
Meiloon Industrial Co.	1,600	1,081
Mercuries & Associates Holding Ltd.	10,504	5,498
Mercuries Life Insurance Co. Ltd.(1)	200,104	39,259
Merry Electronics Co. Ltd.	3,000	8,620
Micro-Star International Co. Ltd.	17,000	68,511
MIN AIK Technology Co. Ltd.	12,000	6,898
Mitac Holdings Corp.	81,840	79,263
Mobiletron Electronics Co. Ltd.	1,000	1,727
momo.com, Inc.	1,560	30,776
MOSA Industrial Corp.	8,000	6,492
Mosel Vitelic, Inc.	18,000	24,688
MPI Corp.	12,000	47,098
Namchow Holdings Co. Ltd.	5,000	7,330
Nan Liu Enterprise Co. Ltd.	1,000	2,364
Nan Pao Resins Chemical Co. Ltd.	1,000	4,394
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	782

Nan Ya Plastics Corp.	176,000	440,205
Nan Ya Printed Circuit Board Corp.(2)	8,000	71,637
Nantex Industry Co. Ltd.	11,000	13,909
Nanya Technology Corp.	79,000	147,424
Nichidenbo Corp.	7,000	11,899
Nien Made Enterprise Co. Ltd.	12,000	113,921
Niko Semiconductor Co. Ltd.	4,000	7,469
Nishoku Technology, Inc.	2,000	6,115
Novatek Microelectronics Corp.	46,000	450,720
Nuvoton Technology Corp.	14,000	56,145
Nyquest Technology Co. Ltd.	2,000	4,622
O-Bank Co. Ltd.	102,000	28,444
Ocean Plastics Co. Ltd.	9,000	9,988
Orient Semiconductor Electronics Ltd.	89,000	54,680
Oriental Union Chemical Corp.	36,000	22,099
O-TA Precision Industry Co. Ltd.	10,000	38,377
Pacific Hospital Supply Co. Ltd.	3,000	6,974
PADAUK Technology Co. Ltd.	2,420	6,291
Pan Jit International, Inc.	16,000	33,351
Pan-International Industrial Corp.	21,000	24,559
Parade Technologies Ltd.	1,000	26,244
Pegatron Corp.	141,000	284,647
Pegavision Corp.	2,000	22,539
PharmaEngine, Inc.	8,000	36,329
Phison Electronics Corp.	14,000	150,359
Phoenix Silicon International Corp.	20,319	37,330
Pixart Imaging, Inc.	17,000	52,667
Plotech Co. Ltd.	1,800	1,131
Pou Chen Corp.	120,000	126,390
Power Wind Health Industry, Inc.(1)	1,050	4,205
Powerchip Semiconductor Manufacturing Corp.	158,000	173,269
Powertech Technology, Inc.	61,000	166,367
Powertip Technology Corp.	14,000	6,030
Poya International Co. Ltd.	3,060	44,913
President Chain Store Corp.	16,000	141,449
President Securities Corp.	59,451	32,104
Primax Electronics Ltd.	50,000	94,349
Prince Housing & Development Corp.	60,000	21,370
Promate Electronic Co. Ltd.	9,000	11,159
Prosperity Dielectrics Co. Ltd.	3,000	3,487
P-Two Industries, Inc.	5,000	4,305
Qisda Corp.	59,000	54,032
Qualipoly Chemical Corp.	4,000	4,429
Quang Viet Enterprise Co. Ltd.	1,000	3,941
Quanta Computer, Inc.	120,000	279,688
Quanta Storage, Inc.	19,000	25,415
Radiant Opto-Electronics Corp.	34,000	116,276
Radium Life Tech Co. Ltd.	21,000	6,352
Raydium Semiconductor Corp.	7,000	71,632
Realtek Semiconductor Corp.	38,000	395,046
Rechi Precision Co. Ltd.	12,000	6,465
Rexon Industrial Corp. Ltd.	4,000	3,919
Rich Development Co. Ltd.	21,000	5,812
RiTdisplay Corp.	4,000	4,695
Ritek Corp.(1)	16,000	3,901

Roo Hsing Co. Ltd.(1)	3,000	283
Ruentex Development Co. Ltd.	73,200	110,498
Ruentex Engineering & Construction Co.	5,480	20,701
Ruentex Industries Ltd.	34,235	74,161
Ruentex Materials Co. Ltd.(1)	1,000	694
Sampo Corp.	9,000	7,396
San Fang Chemical Industry Co. Ltd.	2,000	1,396
San Far Property Ltd.	2,316	904
San Shing Fastech Corp.	3,000	4,914
Sanyang Motor Co. Ltd.	39,000	46,035
SCI Pharmtech, Inc.(1)	1,200	3,650
Scientech Corp.	5,000	12,073
SDI Corp.	1,000	3,441
Sensortek Technology Corp.	1,000	7,828
Sesoda Corp.	17,000	24,177
Shanghai Commercial & Savings Bank Ltd.	191,000	315,614
Shan-Loong Transportation Co. Ltd.	2,000	2,092
Sheng Yu Steel Co. Ltd.	2,000	1,575
ShenMao Technology, Inc.	2,000	2,806
Shih Her Technologies, Inc.	6,000	11,330
Shih Wei Navigation Co. Ltd.	16,457	13,573
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	5,774
Shin Kong Financial Holding Co. Ltd.	859,852	249,775
Shin Zu Shing Co. Ltd.	22,123	61,063
Shining Building Business Co. Ltd.(1)	22,000	6,837
Shinkong Insurance Co. Ltd.	29,000	46,923
Shinkong Synthetic Fibers Corp.	67,000	38,770
Shiny Chemical Industrial Co. Ltd.	7,777	30,173
ShunSin Technology Holding Ltd.	2,000	5,197
Shuttle, Inc.(1)	27,000	11,633
Sigurd Microelectronics Corp.	49,000	80,470
Silergy Corp.	4,000	60,012
Silicon Integrated Systems Corp.	47,960	28,131
Simplo Technology Co. Ltd.	16,000	158,553
Sincere Navigation Corp.	30,000	19,816
Singatron Enterprise Co. Ltd.	8,000	5,465
Sino-American Silicon Products, Inc.	16,000	83,951
Sinon Corp.	39,000	48,676
SinoPac Financial Holdings Co. Ltd.	569,640	337,719
Sinyi Realty, Inc.	6,000	5,692
Sirtec International Co. Ltd.	1,000	662
Sitronix Technology Corp.	16,000	100,492
Siward Crystal Technology Co. Ltd.	26,000	30,816
Soft-World International Corp.	2,000	5,062
Solar Applied Materials Technology Corp.	12,547	13,952
Solomon Technology Corp.	9,000	7,530
Solteam, Inc.	5,000	7,705
Sonix Technology Co. Ltd.	12,000	19,066
Sporton International, Inc.	7,050	47,552
Sports Gear Co. Ltd.	9,000	22,871
St Shine Optical Co. Ltd.	5,000	39,727
Standard Foods Corp.	20,000	26,536
Stark Technology, Inc.	10,000	26,543
Sunjuice Holdings Co. Ltd.	1,000	7,860
Sunny Friend Environmental Technology Co. Ltd.	2,000	8,993

Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,534
Sunrex Technology Corp.	5,000	6,769
Superior Plating Technology Co. Ltd.	3,000	5,025
Supreme Electronics Co. Ltd.	7,739	9,601
Sweeten Real Estate Development Co. Ltd.	2,160	1,670
Symtek Automation Asia Co. Ltd.	8,000	23,086
Syncmold Enterprise Corp.	6,000	11,440
Synnex Technology International Corp.	23,000	43,738
Systex Corp.	4,000	9,071
T3EX Global Holdings Corp.	18,121	46,820
TA Chen Stainless Pipe	107,808	142,247
Tah Hsin Industrial Corp.	2,145	4,904
TA-I Technology Co. Ltd.	3,000	4,331
Tai Tung Communication Co. Ltd.(1)	12,000	5,860
Taichung Commercial Bank Co. Ltd.	310,314	132,209
TaiDoc Technology Corp.	9,000	53,874
Taiflex Scientific Co. Ltd.	4,000	5,518
Taigen Biopharmaceuticals Holdings Ltd.(1)	21,000	10,911
Taimide Tech, Inc.	10,000	11,005
Tainan Spinning Co. Ltd.	33,000	19,045
Tai-Saw Technology Co. Ltd.	20,000	18,116
Taishin Financial Holding Co. Ltd.	623,813	308,555
Taisun Enterprise Co. Ltd.	2,000	3,051
Taita Chemical Co. Ltd.	9,343	6,779
Taitien Electronics Co. Ltd.	5,000	6,266
Taiwan Business Bank	514,440	219,736
Taiwan Cement Corp.	106,858	117,794
Taiwan Cogeneration Corp.	19,000	19,777
Taiwan Cooperative Financial Holding Co. Ltd.	246,381	213,940
Taiwan FamilyMart Co. Ltd.	1,000	6,122
Taiwan Fertilizer Co. Ltd.	53,000	97,194
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,320
Taiwan FU Hsing Industrial Co. Ltd.	4,000	5,422
Taiwan Glass Industry Corp.	103,000	78,341
Taiwan High Speed Rail Corp.	90,000	84,634
Taiwan Hon Chuan Enterprise Co. Ltd.	33,000	86,578
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	2,788
Taiwan Land Development Corp.(1)	21,000	1,821
Taiwan Mobile Co. Ltd.	40,000	123,898
Taiwan Navigation Co. Ltd.	37,000	32,072
Taiwan Paiho Ltd.	17,000	30,527
Taiwan PCB Techvest Co. Ltd.	38,000	45,299
Taiwan Sakura Corp.	4,000	8,059
Taiwan Secom Co. Ltd.	7,000	23,201
Taiwan Semiconductor Co. Ltd.	15,000	40,872
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	98,839	8,201,660
Taiwan Shin Kong Security Co. Ltd.	1,010	1,291
Taiwan Styrene Monomer	2,000	938
Taiwan Surface Mounting Technology Corp.	32,000	100,790
Taiwan TEA Corp.(1)	29,000	21,330
Taiwan Union Technology Corp.	9,000	16,864
Taiwan-Asia Semiconductor Corp.	38,000	46,162
Taiyen Biotech Co. Ltd.	6,000	6,231
Tatung Co. Ltd.(1)	114,000	120,807
Te Chang Construction Co. Ltd.	1,000	978

Teco Electric & Machinery Co. Ltd.	121,000	111,015
Tera Autotech Corp.	1,081	698
Test Research, Inc.	13,000	27,798
Test Rite International Co. Ltd.	2,000	1,297
Tex-Ray Industrial Co. Ltd.(1)	12,000	4,694
Thinking Electronic Industrial Co. Ltd.	9,000	35,445
Thye Ming Industrial Co. Ltd.	13,800	16,727
Ton Yi Industrial Corp.	112,000	64,565
Tong Hsing Electronic Industries Ltd.	7,000	44,796
Tong Yang Industry Co. Ltd.	45,000	69,834
Tong-Tai Machine & Tool Co. Ltd.	2,000	949
Top Union Electronics Corp.	8,552	7,149
Topco Scientific Co. Ltd.	20,000	111,041
Topoint Technology Co. Ltd.	7,000	6,820
TPK Holding Co. Ltd.	42,000	43,668
Transcend Information, Inc.	17,000	37,435
Tripod Technology Corp.	40,000	126,278
Tsann Kuen Enterprise Co. Ltd.	8,419	11,495
TSC Auto ID Technology Co. Ltd.	1,000	6,206
TSRC Corp.	59,000	53,144
Ttet Union Corp.	2,000	10,090
TTY Biopharm Co. Ltd.	10,000	25,467
Tul Corp.	3,000	6,513
Tung Ho Steel Enterprise Corp.	52,770	92,045
TXC Corp.	28,000	76,497
TYC Brother Industrial Co. Ltd.	31,000	30,385
Tyntek Corp.	3,000	1,777
U-Ming Marine Transport Corp.	27,000	41,069
Unimicron Technology Corp.	73,000	375,800
Union Bank of Taiwan	203,054	109,292
Union Insurance Co. Ltd.	2,100	1,038
Uni-President Enterprises Corp.	193,000	414,238
Unitech Printed Circuit Board Corp.(1)	12,000	7,631
United Integrated Services Co. Ltd.	20,000	116,918
United Microelectronics Corp.(1)(2)	622,000	936,940
United Renewable Energy Co. Ltd.(1)	76,285	53,096
Univacco Technology, Inc.	2,000	1,674
Universal Cement Corp.	15,000	10,659
Universal Vision Biotechnology Co. Ltd.	3,150	27,366
Unizyx Holding Corp.	26,947	28,923
UPC Technology Corp.	63,000	28,887
Userjoy Technology Co. Ltd.	4,000	9,912
USI Corp.	72,000	52,665
U-Tech Media Corp.	13,000	6,868
Utechzone Co. Ltd.	6,000	16,936
Vanguard International Semiconductor Corp.	46,000	124,918
Ventec International Group Co. Ltd.	2,000	4,786
Via Technologies, Inc.	19,000	46,672
Visual Photonics Epitaxy Co. Ltd.	9,000	23,263
Voltronic Power Technology Corp.	1,000	56,754
Wafer Works Corp.	8,000	12,158
Wah Lee Industrial Corp.	12,100	33,942
Walsin Lihwa Corp.	118,763	182,713
Walsin Technology Corp.	29,000	83,118
Walton Advanced Engineering, Inc.	12,000	5,075

Wan Hai Lines Ltd.	29,785	74,577
WEI Chih Steel Industrial Co. Ltd.	18,000	14,918
Wei Chuan Foods Corp.	9,000	5,608
Weikeng Industrial Co. Ltd.	36,000	31,506
Well Shin Technology Co. Ltd.	5,000	8,009
Weltrend Semiconductor	2,000	3,022
Wholetech System Hitech Ltd.	6,000	9,038
Win Semiconductors Corp.	13,000	66,978
Winbond Electronics Corp.	263,000	183,597
Winstek Semiconductor Co. Ltd.	9,000	14,361
WinWay Technology Co. Ltd.	2,000	29,051
Wisdom Marine Lines Co. Ltd.	52,047	105,498
Wistron Corp.	177,000	158,992
Wistron Information Technology & Services Corp.	2,000	5,539
Wiwynn Corp.	4,000	115,432
Wowprime Corp.(1)	4,000	20,649
WPG Holdings Ltd.	46,000	72,614
WT Microelectronics Co. Ltd.	41,000	84,193
WUS Printed Circuit Co. Ltd.	10,800	9,021
XinTec, Inc.	11,000	37,896
Xxentria Technology Materials Corp.	1,000	2,060
Yageo Corp.	15,760	239,606
Yang Ming Marine Transport Corp.	91,000	197,981
YC INOX Co. Ltd.	14,000	12,766
YCC Parts Manufacturing Co. Ltd.	1,000	1,387
Yea Shin International Development Co. Ltd.	5,443	4,049
Yem Chio Co. Ltd.	13,771	6,657
Yeong Guan Energy Technology Group Co. Ltd.	12,000	21,433
YFY, Inc.	82,000	73,243
Yi Jinn Industrial Co. Ltd.	7,000	4,260
Yieh Phui Enterprise Co. Ltd.	71,400	35,459
Yonyu Plastics Co. Ltd.	1,000	1,070
Young Fast Optoelectronics Co. Ltd.	4,000	3,657
Youngtek Electronics Corp.	9,000	17,980
Yuanta Financial Holding Co. Ltd.	491,928	361,954
Yulon Finance Corp.	21,131	110,634
Yulon Motor Co. Ltd.	43,357	92,163
YungShin Global Holding Corp.	1,000	1,309
Zeng Hsing Industrial Co. Ltd.	2,148	8,152
Zenitron Corp.	2,000	1,839
Zero One Technology Co. Ltd.	2,315	3,008
Zhen Ding Technology Holding Ltd.	71,000	278,069
Zig Sheng Industrial Co. Ltd.	22,000	7,801
Zinwell Corp.(1)	18,000	10,651
Zippy Technology Corp.	11,000	14,119
ZongTai Real Estate Development Co. Ltd.	6,702	6,978
		43,179,176
Thailand — 2.6%
AAPICO Hitech PCL, NVDR	10,890	10,755
Advanced Info Service PCL, NVDR	26,800	144,045
Advanced Information Technology PCL, NVDR	50,000	9,190
AEON Thana Sinsap Thailand PCL, NVDR	9,800	44,803
Airports of Thailand PCL, NVDR(1)	44,700	95,465
Amanah Leasing PCL, NVDR	9,200	988
Amata Corp. PCL, NVDR	107,800	59,608

AP Thailand PCL, NVDR	222,000	63,905
Aqua Corp. PCL, NVDR(1)	391,650	6,999
Asia Plus Group Holdings PCL, NVDR	240,200	20,539
Asia Sermkij Leasing PCL, NVDR	1,800	1,814
Asian Sea Corp. PCL, NVDR	9,900	4,251
Asset World Corp. PCL, NVDR	171,600	30,906
B Grimm Power PCL, NVDR	40,900	43,850
Bangchak Corp. PCL, NVDR	120,600	109,903
Bangkok Airways PCL, NVDR(1)	31,300	11,965
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	883
Bangkok Bank PCL, NVDR	9,600	39,444
Bangkok Chain Hospital PCL, NVDR	154,200	89,217
Bangkok Dusit Medical Services PCL, NVDR	258,800	222,948
Bangkok Expressway & Metro PCL, NVDR	224,900	59,836
Bangkok Land PCL, NVDR	666,800	19,946
Bangkok Life Assurance PCL, NVDR	38,700	32,678
Banpu PCL, NVDR	548,066	204,918
Banpu Power PCL, NVDR	35,200	15,599
BCPG PCL, NVDR	187,400	55,040
BEC World PCL, NVDR	74,300	22,275
Berli Jucker PCL, NVDR	15,100	14,759
Better World Green PCL, NVDR(1)	686,100	14,284
BG Container Glass PCL, NVDR	26,300	7,435
BTS Group Holdings PCL, NVDR	87,900	21,029
Bumrungrad Hospital PCL, NVDR	24,600	159,123
Cal-Comp Electronics Thailand PCL, NVDR	117,135	8,033
Carabao Group PCL, NVDR	13,600	37,004
Central Pattana PCL, NVDR	56,700	117,297
Central Plaza Hotel PCL, NVDR(1)	20,400	28,814
Central Retail Corp. PCL, NVDR	64,441	79,214
CH Karnchang PCL, NVDR	87,000	61,086
Charoen Pokphand Foods PCL, NVDR	136,500	92,614
Chularat Hospital PCL, NVDR	556,200	58,430
CK Power PCL, NVDR	141,800	19,690
Com7 PCL, NVDR	36,200	32,954
CP ALL PCL, NVDR	78,000	144,412
Delta Electronics Thailand PCL, NVDR	3,500	67,340
Dhipaya Group Holdings PCL, NVDR	5,900	8,603
Diamond Building Products PCL, NVDR	5,000	1,136
Ditto Thailand PCL, NVDR	9,700	17,815
Dohome PCL, NVDR	4,549	1,807
Dynasty Ceramic PCL, NVDR	269,300	20,965
Eastern Polymer Group PCL, NVDR	42,400	12,317
Eastern Water Resources Development and Management PCL, NVDR	2,900	454
Ekachai Medical Care PCL, NVDR	50,336	12,009
Electricity Generating PCL, NVDR	17,200	83,981
Energy Absolute PCL, NVDR	31,600	87,023
Erawan Group PCL, NVDR(1)	15,660	1,982
Esso Thailand PCL, NVDR	108,400	37,401
GFPT PCL, NVDR	27,500	10,652
Global Power Synergy PCL, NVDR	23,400	46,505
Gulf Energy Development PCL, NVDR	42,000	63,525
Gunkul Engineering PCL, NVDR	340,500	51,958
Haad Thip PCL, NVDR	1,400	1,165
Hana Microelectronics PCL, NVDR	36,300	53,883

Home Product Center PCL, NVDR	166,100	69,687
Ichitan Group PCL, NVDR	20,000	6,727
Indorama Ventures PCL, NVDR	77,100	93,474
Interlink Communication PCL, NVDR	21,100	4,368
Intouch Holdings PCL, NVDR	21,600	45,420
IRPC PCL, NVDR	722,000	63,421
IT City PCL, NVDR	50,100	6,794
Italian-Thai Development PCL, NVDR(1)	149,800	8,063
Jasmine International PCL, NVDR(1)	389,500	26,074
Jay Mart PCL, NVDR	13,800	17,304
JMT Network Services PCL, NVDR	16,697	31,955
JWD Infologistics PCL, NVDR	30,600	18,224
Kasikornbank PCL, NVDR	19,300	79,528
KCE Electronics PCL, NVDR	34,800	48,186
KGI Securities Thailand PCL, NVDR	97,400	13,412
Khon Kaen Sugar Industry PCL, NVDR	55,500	5,967
Kiatnakin Phatra Bank PCL, NVDR	16,500	33,656
Krung Thai Bank PCL, NVDR	192,100	96,403
Krungthai Card PCL, NVDR	46,000	77,133
Land & Houses PCL, NVDR	543,700	148,469
Lanna Resources PCL, NVDR	38,500	18,959
LPN Development PCL, NVDR	37,300	4,856
Major Cineplex Group PCL, NVDR	17,300	9,668
Master Ad PCL, NVDR(1)	596,800	8,353
MBK PCL, NVDR	85,300	45,015
MC Group PCL, NVDR	4,300	1,222
MCS Steel PCL, NVDR	43,200	11,050
Mega Lifesciences PCL, NVDR	26,600	35,461
MFEC PCL, NVDR	43,100	10,098
Minor International PCL, NVDR(1)	80,800	71,130
MK Restaurants Group PCL, NVDR	9,400	15,033
Muangthai Capital PCL, NVDR	21,600	22,913
Nex Point Parts PCL, NVDR(1)	9,400	5,029
Noble Development PCL, Class C, NVDR	40,800	5,703
Origin Property PCL, NVDR	60,500	18,139
Osotspa PCL, NVDR	92,900	74,784
Plan B Media PCL, NVDR(1)	261,604	60,449
Polyplex Thailand PCL, NVDR	13,000	9,091
Praram 9 Hospital PCL, NVDR	44,800	22,340
Precious Shipping PCL, NVDR	121,600	50,923
Premier Marketing PCL, NVDR	3,900	1,073
Prima Marine PCL, NVDR	157,300	32,913
Property Perfect PCL, NVDR	42,735	476
Pruksa Holding PCL, NVDR	61,600	21,205
PTG Energy PCL, NVDR	67,400	28,482
PTT Exploration & Production PCL, NVDR	47,800	254,870
PTT Global Chemical PCL, NVDR	78,900	108,085
PTT Oil & Retail Business PCL, NVDR	85,200	59,105
PTT PCL, NVDR	242,900	229,847
Quality Houses PCL, NVDR	618,800	39,090
R&B Food Supply PCL, NVDR	8,900	3,098
Raimon Land PCL, NVDR(1)	40,600	840
Rajthanee Hospital PCL, NVDR	10,300	8,912
Ratch Group PCL, NVDR	51,900	60,544
Ratchthani Leasing PCL, NVDR	172,650	20,381

Regional Container Lines PCL, NVDR	31,100	26,668
Rojana Industrial Park PCL, NVDR	6,800	1,105
RS PCL, NVDR	38,900	19,044
S 11 Group PCL, NVDR	4,200	575
S Hotels & Resorts PCL, NVDR(1)	188,700	21,762
Sabina PCL, NVDR	22,900	15,251
Samart Digital Public Co. Ltd., NVDR(1)	296,000	1,355
Sansiri PCL, NVDR	1,174,700	52,579
Sappe PCL, NVDR	11,000	12,154
SC Asset Corp. PCL, NVDR	164,100	19,263
SCB X PCL, NVDR	21,200	63,653
SEAFCO PCL, NVDR(1)	5,200	532
Sermsang Power Corp. Co. Ltd., NVDR	90,832	25,862
Siam Cement PCL, NVDR	12,500	119,524
Siam City Cement PCL, NVDR	1,800	7,675
Siam Global House PCL, NVDR	60,562	34,501
Siam Makro PCL, NVDR	5,200	5,740
Siamgas & Petrochemicals PCL, NVDR	27,100	7,719
Singha Estate PCL, NVDR(1)	20,100	1,056
Sino-Thai Engineering & Construction PCL, NVDR	92,100	31,763
SISB PCL, NVDR	65,400	36,755
SNC Former PCL, NVDR	35,500	13,843
Somboon Advance Technology PCL, NVDR	2,000	1,256
SPCG PCL, NVDR	13,200	5,433
Sri Trang Agro-Industry PCL, NVDR	92,600	50,086
Srisawad Capital 1969 PCL, NVDR	4,400	3,330
Srisawad Corp. PCL, NVDR	41,200	53,462
Srivichai Vejvivat PCL, NVDR	25,600	6,662
Star Petroleum Refining PCL, NVDR	125,200	41,385
Stars Microelectronics Thailand PCL, NVDR	33,500	5,360
STP & I PCL, NVDR(1)	59,900	7,024
Supalai PCL, NVDR	97,800	63,918
Super Energy Corp. PCL, NVDR	1,374,500	25,768
Susco PCL, NVDR	160,100	19,955
Synnex Thailand PCL, NVDR	11,700	5,955
Taokaenoi Food & Marketing PCL, Class R, NVDR	16,200	5,264
Thai Airways International PCL, NVDR(1)	6,800	640
Thai Oil PCL, NVDR	75,100	118,697
Thai Union Group PCL, NVDR	97,200	47,222
Thai Vegetable Oil PCL, NVDR	36,960	29,649
Thaicom PCL, NVDR	109,800	37,567
Thaifoods Group PCL, NVDR	70,100	10,857
Thanachart Capital PCL, NVDR	21,000	25,280
Thonburi Healthcare Group PCL, NVDR	35,700	64,383
Thoresen Thai Agencies PCL, NVDR	181,300	41,543
Tipco Asphalt PCL, NVDR	46,800	24,208
Tisco Financial Group PCL, NVDR	12,600	34,953
TMBThanachart Bank PCL, NVDR	219,700	8,777
TOA Paint Thailand PCL, NVDR	15,900	15,265
Total Access Communication PCL, NVDR	15,400	18,078
TPI Polene PCL, NVDR	156,800	8,517
TPI Polene Power PCL, NVDR	54,800	5,105
TQM Alpha PCL, NVDR	17,300	19,094
Triple i Logistics PCL, NVDR	53,000	21,887
True Corp. PCL, NVDR	758,400	97,967

TTW PCL, NVDR	14,400	3,576
U City PCL, NVDR(1)	368,200	14,824
Unique Engineering & Construction PCL, NVDR(1)	4,000	495
Univanich Palm Oil PCL, NVDR	80,500	17,048
VGI PCL, NVDR	28,860	3,411
WHA Corp. PCL, NVDR	287,300	31,459
Workpoint Entertainment PCL, NVDR	14,600	7,660
WP Energy PCL, NVDR	5,900	777
Xspring Capital PCL, NVDR(1)	107,200	4,646
Zen Corp. Group PCL, NVDR(1)	2,200	1,051
		6,689,744
Turkey — 0.8%
AG Anadolu Grubu Holding AS	1,279	7,340
Akbank TAS	118,317	110,673
Aksa Akrilik Kimya Sanayii AS	7,202	33,258
Aksa Enerji Uretim AS	15,862	42,205
Aksigorta AS(1)	26,161	5,334
Alarko Holding AS	3,317	14,924
Anadolu Anonim Turk Sigorta Sirketi(1)	5,534	5,013
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,760	37,252
Arcelik AS	470	2,333
Aselsan Elektronik Sanayi Ve Ticaret AS	8,801	23,031
Bagfas Bandirma Gubre Fabrikalari AS(1)	3,765	8,859
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,996	6,169
Bera Holding AS	19,838	31,584
BIM Birlesik Magazalar AS	7,140	51,775
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	2,208
Cimsa Cimento Sanayi VE Ticaret AS	1,448	7,116
Coca-Cola Icecek AS	1,377	13,721
Dogan Sirketler Grubu Holding AS	15,748	7,130
Dogus Otomotiv Servis ve Ticaret AS	3,638	30,745
EGE Endustri VE Ticaret AS	21	5,625
Enerjisa Enerji AS	9,053	14,134
Eregli Demir ve Celik Fabrikalari TAS	26,105	59,662
Ford Otomotiv Sanayi AS	1,168	27,885
GSD Holding AS	140,853	26,347
Haci Omer Sabanci Holding AS	62,822	142,885
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	15,412
Is Finansal Kiralama AS(1)	5,787	2,744
Is Yatirim Menkul Degerler AS	1,327	3,401
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	17,876	10,932
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	11,042	6,769
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	52,809	41,981
Kartonsan Karton Sanayi ve Ticaret AS	321	1,718
KOC Holding AS	17,503	66,652
Koza Altin Isletmeleri AS	720	14,365
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	12,688	31,060
Logo Yazilim Sanayi Ve Ticaret AS	1,020	3,459
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	1,566	9,602
Migros Ticaret AS(1)	3,677	26,615
MLP Saglik Hizmetleri AS(1)	4,033	17,355
NET Holding AS(1)	2,629	2,126
Nuh Cimento Sanayi AS	462	2,496
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	67,032	40,326
Otokar Otomotiv Ve Savunma Sanayi AS	392	19,448

Pegasus Hava Tasimaciligi AS(1)	1,470		31,283
Petkim Petrokimya Holding AS(1)	36,883		35,760
Qua Granite Hayal(1)	7,606		23,864
Sasa Polyester Sanayi AS(1)	4,584		32,293
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,189		1,928
Sok Marketler Ticaret AS(1)	7,558		10,095
TAV Havalimanlari Holding AS(1)	4,174		19,751
Tekfen Holding AS	4,089		9,805
Tofas Turk Otomobil Fabrikasi AS	4,881		37,664
Turk Hava Yollari AO(1)	22,822		147,616
Turk Traktor ve Ziraat Makineleri AS	120		3,315
Turkcell Iletisim Hizmetleri AS, ADR	11,052		49,734
Turkiye Halk Bankasi AS(1)	30,178		16,521
Turkiye Is Bankasi AS, C Shares	101,042		56,865
Turkiye Petrol Rafinerileri AS(1)	3,354		86,661
Turkiye Sigorta AS	4,436		2,960
Turkiye Sinai Kalkinma Bankasi AS(1)	119,810		25,881
Turkiye Sise ve Cam Fabrikalari AS	27,623		58,260
Turkiye Vakiflar Bankasi TAO, D Shares(1)	69,538		37,073
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	20,568		63,500
Vestel Elektronik Sanayi ve Ticaret AS	9,811		31,618
Yapi ve Kredi Bankasi AS	205,561		133,414
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668		4,119
Yesil Yapi Endustrisi AS(1)	21,886		2,608
Zorlu Enerji Elektrik Uretim AS(1)	5,104		2,160
			1,958,417
TOTAL COMMON STOCKS (Cost $275,690,875)			254,471,184
WARRANTS†
Malaysia†
Perak Transit Bhd(1)	1,391		138
PESTECH International Bhd(1)	2,962		86
Vizione Holdings Bhd(1)	2,768		3
			227
Thailand†
Aqua Corp. PCL(1)	391,650		667
Erawan Group PCL(1)	1,243		44
Master Ad PCL(1)	149,200		42
MBK PCL(1)	912		401
Minor International PCL(1)	466		40
VGI PCL(1)	6,660		43
			1,237
TOTAL WARRANTS (Cost $—)			1,464
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(4) (Cost $433)	INR	31,523	376
RIGHTS†
Brazil†
Gafisa SA(1)	804		54
South Korea†
Genexine, Inc.(1)	18		72
HLB, Inc.(1)	61		86
			158

Thailand†
Asian Sea Corp. PCL(1)	1,550	110
TOTAL RIGHTS (Cost $—)		322
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,471,979	1,471,979
State Street Navigator Securities Lending Government Money Market Portfolio(5)	3,340,162	3,340,162
		4,812,141
TOTAL SHORT-TERM INVESTMENTS (Cost $4,812,141)		4,812,141
TOTAL INVESTMENT SECURITIES—101.1% (Cost $280,503,449)		259,285,487
OTHER ASSETS AND LIABILITIES — (1.1)%		(2,864,371)
TOTAL NET ASSETS — 100.0%		$256,421,116

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	December 2022	$612,188	$29,770
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.2%
Information Technology	18.7%
Consumer Discretionary	12.5%
Materials	11.9%
Industrials	9.0%
Communication Services	6.1%
Energy	6.0%
Consumer Staples	5.7%
Health Care	3.9%
Utilities	3.3%
Real Estate	1.9%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,709,146. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $376, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,222,203, which includes securities collateral of $5,882,041.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$8,228,622	$7,249,804	—
Chile	470,278	1,229,669	—
China	14,234,789	54,778,829	—
Colombia	178,592	230,264	—
India	3,507,184	42,041,180	—
Indonesia	484,196	5,435,630	—
Mexico	2,101,658	4,592,895	—
Peru	729,671	—	—
Philippines	132,579	2,173,410	—
South Africa	1,715,529	9,221,766	—
South Korea	2,659,101	32,144,418	—
Taiwan	9,049,100	34,130,076	—
Turkey	49,734	1,908,683	—
Other Countries	—	15,793,527	—
Warrants	—	1,464	—
Corporate Bonds	—	376	—
Rights	—	322	—
Short-Term Investments	4,812,141	—	—
	$48,353,174	$210,932,313	—
Other Financial Instruments
Futures Contracts	$29,770	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.